UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: March 31, 2026

Defensive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SNSAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class F Shares	$22	0.21%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Defensive Strategy Fund, Class F Shares - $132,821
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,347
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US† - $134,932
$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Defensive Strategy Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$102,441	$100,441	$102,056
Mar/18	$103,925	$101,649	$103,934
Mar/19	$106,780	$106,203	$106,896
Mar/20	$107,600	$115,691	$109,480
Mar/21	$114,044	$116,513	$115,927
Mar/22	$114,508	$111,675	$114,199
Mar/23	$113,820	$106,333	$114,416
Mar/24	$119,661	$108,139	$120,827
Mar/25	$126,430	$113,416	$127,652
Mar/26	$132,821	$118,347	$134,932
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SDIT Short‑Duration Government Fund, SIMT Multi‑Asset Capital Stability Fund, and SIMT Conservative Income Fund. SIMT Multi‑Asset Capital Stability Fund was the strongest performer during the period. SDIT Short‑Duration Government Fund also generated a positive return, supported by a steepening U.S. Treasury yield curve, with short‑term yields declining and longer‑term yields stable to slightly rising. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its defensive asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Fund, Class F Shares	5.06%	3.10%	2.88%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex USFootnote Reference†	5.70%	3.08%	3.04%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,427	10	$-	14%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.4%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.2%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Defensive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SNSAX

Annual Shareholder Report: March 31, 2026

SNSAX-AR-2026

Annual Shareholder Report: March 31, 2026

Defensive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEDIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class I Shares	$47	0.46%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Defensive Strategy Fund, Class I Shares - $129,394
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,347
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US† - $134,932
$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Defensive Strategy Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$102,088	$100,441	$102,056
Mar/18	$103,295	$101,649	$103,934
Mar/19	$105,813	$106,203	$106,896
Mar/20	$106,372	$115,691	$109,480
Mar/21	$112,585	$116,513	$115,927
Mar/22	$112,684	$111,675	$114,199
Mar/23	$111,698	$106,333	$114,416
Mar/24	$117,266	$108,139	$120,827
Mar/25	$123,472	$113,416	$127,652
Mar/26	$129,394	$118,347	$134,932
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SDIT Short‑Duration Government Fund, SIMT Multi‑Asset Capital Stability Fund, and SIMT Conservative Income Fund. SIMT Multi‑Asset Capital Stability Fund was the strongest performer during the period. SDIT Short‑Duration Government Fund also generated a positive return, supported by a steepening U.S. Treasury yield curve, with short‑term yields declining and longer‑term yields stable to slightly rising. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its defensive asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Fund, Class I Shares	4.80%	2.82%	2.61%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex USFootnote Reference†	5.70%	3.08%	3.04%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,427	10	$-	14%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.4%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.2%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Defensive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEDIX

Annual Shareholder Report: March 31, 2026

SEDIX-AR-2026

Annual Shareholder Report: March 31, 2026

Defensive Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - STDAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Defensive Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Allocation Fund, Class F Shares	$36	0.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Defensive Strategy Allocation Fund, Class F Shares - $130,643
S&P 500 Index (USD) (TR)* - $375,945
80/20 ICE US 3 Mon T-Bill, ICE USHYC - $135,032
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Defensive Strategy Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	80/20 ICE US 3 Mon T-Bill, ICE USHYC
Mar/16	$100,000	$100,000	$100,000
Mar/17	$112,152	$117,172	$103,492
Mar/18	$116,665	$133,567	$105,175
Mar/19	$127,420	$146,251	$108,227
Mar/20	$107,008	$136,046	$108,631
Mar/21	$112,233	$212,710	$113,440
Mar/22	$112,434	$245,990	$113,447
Mar/23	$113,015	$226,979	$115,010
Mar/24	$119,775	$294,802	$122,385
Mar/25	$125,620	$319,129	$129,120
Mar/26	$130,643	$375,945	$135,032
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SDIT Government Fund and SIMT High Yield Bond Fund. SIMT High Yield Bond Fund was the strongest performer, supported by historically tight credit spreads that benefited high‑yield fixed income markets. SDIT Government Fund also generated a positive return as U.S. Treasury securities performed well amid a supportive interest‑rate environment. There were no detractors from Fund performance during the period.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index (USD) (TR). The Fund’s overall performance was in line with our expectations for the reporting period given its asset allocation.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Allocation Fund, Class F Shares	4.00%	3.08%	2.71%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
80/20 ICE US 3 Mon T-Bill, ICE USHYC	4.58%	3.55%	3.05%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,528	2	$-	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	80.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	19.1%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Defensive Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - STDAX

Annual Shareholder Report: March 31, 2026

STDAX-AR-2026

Annual Shareholder Report: March 31, 2026

Conservative Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SVSAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class F Shares	$27	0.26%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Conservative Strategy Fund, Class F Shares - $143,879
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,347
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US† - $146,857
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Conservative Strategy Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$104,222	$100,441	$103,557
Mar/18	$107,190	$101,649	$106,902
Mar/19	$110,450	$106,203	$110,295
Mar/20	$108,597	$115,691	$112,159
Mar/21	$120,231	$116,513	$124,378
Mar/22	$122,101	$111,675	$122,651
Mar/23	$119,507	$106,333	$120,966
Mar/24	$127,057	$108,139	$129,159
Mar/25	$135,051	$113,416	$136,698
Mar/26	$143,879	$118,347	$146,857
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Multi‑Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short‑Duration Government Fund. SIMT Multi‑Asset Capital Stability Fund was the strongest performer during the period. SDIT Short‑Duration Government Fund performed well over the period, supported by declining short‑term yields and stable to slightly rising longer‑term yields, which benefited short‑duration government securities. SIMT Core Fixed Income Fund generated a positive return for the reporting period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed-income securities. Performance also was bolstered by exposure to global equities through SIMT Global Managed Volatility Fund, which performed well during periods of heightened equity market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its conservative asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class F Shares	6.54%	3.66%	3.71%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	7.43%	3.38%	3.92%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$27,879	16	$-	7%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.1%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.5%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SVSAX

Annual Shareholder Report: March 31, 2026

SVSAX-AR-2026

Annual Shareholder Report: March 31, 2026

Conservative Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SSTDX

Fund Overview

This annual shareholder report contains important information about Class D Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class D Shares	$104	1.01%

How did the Fund perform during the last 10 years?

Total Return Based on $150,000 Investment

Conservative Strategy Fund, Class D Shares - $200,196
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $177,521
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US† - $220,286
$240,000
$230,000
$220,000
$210,000
$200,000
$190,000
$180,000
$170,000
$160,000
$150,000
$140,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Conservative Strategy Fund, Class D Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$150,000	$150,000	$150,000
Mar/17	$155,324	$150,661	$155,336
Mar/18	$158,382	$152,473	$160,354
Mar/19	$161,995	$159,305	$165,442
Mar/20	$158,063	$173,537	$168,238
Mar/21	$173,719	$174,769	$186,567
Mar/22	$174,835	$167,513	$183,977
Mar/23	$169,908	$159,500	$181,449
Mar/24	$179,482	$162,208	$193,738
Mar/25	$189,153	$170,123	$205,047
Mar/26	$200,196	$177,521	$220,286
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Multi‑Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short‑Duration Government Fund. SIMT Multi‑Asset Capital Stability Fund was the strongest performer during the period. SDIT Short‑Duration Government Fund performed well over the period, supported by declining short‑term yields and stable to slightly rising longer‑term yields, which benefited short‑duration government securities. SIMT Core Fixed Income Fund generated a positive return for the reporting period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed-income securities. Performance also was bolstered by exposure to global equities through SIMT Global Managed Volatility Fund, which performed well during periods of heightened equity market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its conservative asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class D Shares	5.84%	2.88%	2.93%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	7.43%	3.38%	3.92%

The line graph represents historical performance of a hypothetical investment of $150,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$27,879	16	$-	7%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.1%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.5%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SSTDX

Annual Shareholder Report: March 31, 2026

SSTDX-AR-2026

Annual Shareholder Report: March 31, 2026

Conservative Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SICIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class I Shares	$53	0.51%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Conservative Strategy Fund, Class I Shares - $140,549
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,347
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US† - $146,857
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Conservative Strategy Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$104,087	$100,441	$103,557
Mar/18	$106,682	$101,649	$106,902
Mar/19	$109,699	$106,203	$110,295
Mar/20	$107,621	$115,691	$112,159
Mar/21	$118,763	$116,513	$124,378
Mar/22	$120,363	$111,675	$122,651
Mar/23	$117,501	$106,333	$120,966
Mar/24	$124,677	$108,139	$129,159
Mar/25	$132,127	$113,416	$136,698
Mar/26	$140,549	$118,347	$146,857
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Multi‑Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short‑Duration Government Fund. SIMT Multi‑Asset Capital Stability Fund was the strongest performer during the period. SDIT Short‑Duration Government Fund performed well over the period, supported by declining short‑term yields and stable to slightly rising longer‑term yields, which benefited short‑duration government securities. SIMT Core Fixed Income Fund generated a positive return for the reporting period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed-income securities. Performance also was bolstered by exposure to global equities through SIMT Global Managed Volatility Fund, which performed well during periods of heightened equity market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its conservative asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class I Shares	6.37%	3.43%	3.46%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	7.43%	3.38%	3.92%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$27,879	16	$-	7%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.1%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.5%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SICIX

Annual Shareholder Report: March 31, 2026

SICIX-AR-2026

Annual Shareholder Report: March 31, 2026

Conservative Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SMGAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Conservative Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Allocation Fund, Class F Shares	$36	0.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Conservative Strategy Allocation Fund, Class F Shares - $181,810
S&P 500 Index (USD) (TR)* - $375,945
50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill - $247,016
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Conservative Strategy Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill
Mar/16	$100,000	$100,000	$100,000
Mar/17	$111,571	$117,172	$113,594
Mar/18	$116,008	$133,567	$122,978
Mar/19	$127,352	$146,251	$131,776
Mar/20	$110,213	$136,046	$125,163
Mar/21	$139,472	$212,710	$167,291
Mar/22	$151,882	$245,990	$180,128
Mar/23	$143,096	$226,979	$172,725
Mar/24	$158,658	$294,802	$205,602
Mar/25	$172,740	$319,129	$221,106
Mar/26	$181,810	$375,945	$247,016
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT High Yield Bond Fund, SIMT U.S. Managed Volatility Fund, and SDIT Government Fund. SIMT High Yield Bond Fund was the strongest performer during the period, supported by historically tight credit spreads that benefited high‑yield fixed income markets. SIMT U.S. Managed Volatility Fund also generated a positive return, performing well during a period that included heightened volatility in U.S. equity markets as mega-cap technology stocks experienced a downturn, while SDIT Government Fund contributed positively to Fund performance as U.S. Treasury securities benefited from a supportive interest‑rate environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations for the reporting period given its conservative, tax‑managed asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Allocation Fund, Class F Shares	5.25%	5.45%	6.16%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill	11.72%	8.11%	9.46%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$13,545	4	$-	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	33.4%
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	31.1%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	20.1%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	15.4%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SMGAX

Annual Shareholder Report: March 31, 2026

SMGAX-AR-2026

Annual Shareholder Report: March 31, 2026

Moderate Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SMOAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class F Shares	$32	0.31%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Moderate Strategy Fund, Class F Shares - $159,534
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,347
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US† - $168,939
$180,000
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Moderate Strategy Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$106,679	$100,441	$105,810
Mar/18	$111,349	$101,649	$111,709
Mar/19	$115,492	$106,203	$115,890
Mar/20	$111,508	$115,691	$116,134
Mar/21	$129,705	$116,513	$137,555
Mar/22	$133,991	$111,675	$137,412
Mar/23	$127,795	$106,333	$132,663
Mar/24	$136,844	$108,139	$145,054
Mar/25	$145,866	$113,416	$153,647
Mar/26	$159,534	$118,347	$168,939
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SIMT Global Managed Volatility Fund, and SIMT Multi‑Asset Capital Stability Fund. SIMT Global Managed Volatility Fund performed well during a period that included a sharp downturn in U.S. equities that was concentrated in higher‑volatility large‑cap stocks. SIMT Core Fixed Income Fund also generated a positive return for the period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed income securities. SIMT Multi‑Asset Capital Stability Fund contributed positively through its diversified, income‑oriented strategy, helping to stabilize overall Fund performance amid market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its diversified asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class F Shares	9.37%	4.23%	4.78%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	9.95%	4.20%	5.38%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,936	17	$-	12%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.3%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.0%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Moderate Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SMOAX

Annual Shareholder Report: March 31, 2026

SMOAX-AR-2026

Annual Shareholder Report: March 31, 2026

Moderate Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMSDX

Fund Overview

This annual shareholder report contains important information about Class D Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class D Shares	$110	1.06%

How did the Fund perform during the last 10 years?

Total Return Based on $150,000 Investment

Moderate Strategy Fund, Class D Shares - $222,109
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $177,521
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US† - $253,408
$280,000
$260,000
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Moderate Strategy Fund, Class D Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$150,000	$150,000	$150,000
Mar/17	$158,726	$150,661	$158,714
Mar/18	$164,574	$152,473	$167,563
Mar/19	$169,291	$159,305	$173,835
Mar/20	$162,354	$173,537	$174,201
Mar/21	$187,363	$174,769	$206,332
Mar/22	$192,261	$167,513	$206,118
Mar/23	$181,905	$159,500	$198,995
Mar/24	$193,526	$162,208	$217,581
Mar/25	$204,735	$170,123	$230,470
Mar/26	$222,109	$177,521	$253,408
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SIMT Global Managed Volatility Fund, and SIMT Multi‑Asset Capital Stability Fund. SIMT Global Managed Volatility Fund performed well during a period that included a sharp downturn in U.S. equities that was concentrated in higher‑volatility large‑cap stocks. SIMT Core Fixed Income Fund also generated a positive return for the period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed income securities. SIMT Multi‑Asset Capital Stability Fund contributed positively through its diversified, income‑oriented strategy, helping to stabilize overall Fund performance amid market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its diversified asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class D Shares	8.49%	3.46%	4.00%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	9.95%	4.20%	5.38%

The line graph represents historical performance of a hypothetical investment of $150,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,936	17	$-	12%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.3%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.0%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Moderate Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMSDX

Annual Shareholder Report: March 31, 2026

SMSDX-AR-2026

Annual Shareholder Report: March 31, 2026

Moderate Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMSIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class I Shares	$59	0.56%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Moderate Strategy Fund, Class I Shares - $155,604
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,347
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US† - $168,939
$180,000
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Moderate Strategy Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$106,316	$100,441	$105,810
Mar/18	$110,834	$101,649	$111,709
Mar/19	$114,545	$106,203	$115,890
Mar/20	$110,422	$115,691	$116,134
Mar/21	$127,985	$116,513	$137,555
Mar/22	$131,959	$111,675	$137,412
Mar/23	$125,499	$106,333	$132,663
Mar/24	$134,091	$108,139	$145,054
Mar/25	$142,625	$113,416	$153,647
Mar/26	$155,604	$118,347	$168,939
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SIMT Global Managed Volatility Fund, and SIMT Multi‑Asset Capital Stability Fund. SIMT Global Managed Volatility Fund performed well during a period that included a sharp downturn in U.S. equities that was concentrated in higher‑volatility large‑cap stocks. SIMT Core Fixed Income Fund also generated a positive return for the period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed income securities. SIMT Multi‑Asset Capital Stability Fund contributed positively through its diversified, income‑oriented strategy, helping to stabilize overall Fund performance amid market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its diversified asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class I Shares	9.10%	3.99%	4.52%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	9.95%	4.20%	5.38%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,936	17	$-	12%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.3%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.0%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Moderate Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMSIX

Annual Shareholder Report: March 31, 2026

SMSIX-AR-2026

Annual Shareholder Report: March 31, 2026

Moderate Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SXMAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Moderate Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Allocation Fund, Class F Shares	$36	0.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Moderate Strategy Allocation Fund, Class F Shares - $205,572
S&P 500 Index (USD) (TR)* - $375,945
60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE† - $273,479
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Moderate Strategy Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFEFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$112,348	$117,172	$114,234
Mar/18	$121,186	$133,567	$125,637
Mar/19	$130,055	$146,251	$134,658
Mar/20	$112,310	$136,046	$126,787
Mar/21	$148,531	$212,710	$176,711
Mar/22	$161,807	$245,990	$193,193
Mar/23	$155,814	$226,979	$184,029
Mar/24	$175,442	$294,802	$223,510
Mar/25	$190,506	$319,129	$240,516
Mar/26	$205,572	$375,945	$273,479
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	EAFE – Europe, Australasia, and the Far East

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT U.S. Managed Volatility Fund, SIMT High Yield Bond Fund, and SDIT Government Fund. SIMT U.S. Managed Volatility Fund performed well during a period marked by heightened volatility in U.S. equity markets. SIMT Tax-Managed Large Cap Fund garnered a positive return as the economic growth outlook in the U.S. remained strong. SIMT High Yield Bond Fund also generated a positive return for the period as historically tight credit spreads supported high‑yield fixed income markets. SDIT Government Fund contributed positively to Fund performance as U.S. Treasury securities benefited from a supportive interest‑rate environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its moderate, tax‑managed asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Allocation Fund, Class F Shares	7.91%	6.72%	7.47%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFEFootnote Reference†	13.71%	9.13%	10.58%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$37,716	6	$-	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	46.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	18.1%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	14.5%
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	10.4%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	5.5%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	5.4%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Moderate Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SXMAX

Annual Shareholder Report: March 31, 2026

SXMAX-AR-2026

Annual Shareholder Report: March 31, 2026

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SSGAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class F Shares	$38	0.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Aggressive Strategy Fund, Class F Shares - $227,056
S&P 500 Index (USD) (TR)* - $375,945
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg† - $255,900
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Aggressive Strategy Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$112,749	$117,172	$112,990
Mar/18	$126,123	$133,567	$126,607
Mar/19	$126,658	$146,251	$131,840
Mar/20	$112,548	$136,046	$122,036
Mar/21	$161,427	$212,710	$176,312
Mar/22	$164,969	$245,990	$184,430
Mar/23	$152,935	$226,979	$172,437
Mar/24	$176,727	$294,802	$204,508
Mar/25	$189,661	$319,129	$217,981
Mar/26	$227,056	$375,945	$255,900
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative central monetary policy. SIMT Large Cap Fund also generated a strong return due to its exposure to U.S. large‑cap equities for much of the reporting period, while SIMT Multi‑Asset Accumulation Fund contributed positively through its diversified exposure to global risk assets. Fund performance also was bolstered by exposure to emerging markets through SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund, both of which benefited from sustained global economic growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations over the reporting period given its aggressive asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class F Shares	19.72%	7.06%	8.55%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†	17.40%	7.74%	9.85%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$104,872	12	$-	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	22.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.3%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETFFootnote Reference**	3.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SSGAX

Annual Shareholder Report: March 31, 2026

SSGAX-AR-2026

Annual Shareholder Report: March 31, 2026

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SASDX

Fund Overview

This annual shareholder report contains important information about Class D Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class D Shares	$120	1.10%

How did the Fund perform during the last 10 years?

Total Return Based on $150,000 Investment

Aggressive Strategy Fund, Class D Shares - $315,986
S&P 500 Index (USD) (TR)* - $563,917
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg† - $383,850
$700,000
$600,000
$500,000
$400,000
$300,000
$200,000
$100,000
$0
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Aggressive Strategy Fund, Class D Shares	S&P 500 Index (USD) (TR)Footnote Reference*	50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†
Mar/16	$150,000	$150,000	$150,000
Mar/17	$167,866	$175,758	$169,484
Mar/18	$186,424	$200,350	$189,910
Mar/19	$185,749	$219,376	$197,760
Mar/20	$163,844	$204,069	$183,054
Mar/21	$233,268	$319,064	$264,469
Mar/22	$236,411	$368,985	$276,644
Mar/23	$217,777	$340,468	$258,656
Mar/24	$249,584	$442,204	$306,762
Mar/25	$265,819	$478,693	$326,972
Mar/26	$315,986	$563,917	$383,850
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative central monetary policy. SIMT Large Cap Fund also generated a strong return due to its exposure to U.S. large‑cap equities for much of the reporting period, while SIMT Multi‑Asset Accumulation Fund contributed positively through its diversified exposure to global risk assets. Fund performance also was bolstered by exposure to emerging markets through SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund, both of which benefited from sustained global economic growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations over the reporting period given its aggressive asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class D Shares	18.87%	6.26%	7.74%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†	17.40%	7.74%	9.85%

The line graph represents historical performance of a hypothetical investment of $150,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$104,872	12	$-	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	22.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.3%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETFFootnote Reference**	3.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SASDX

Annual Shareholder Report: March 31, 2026

SASDX-AR-2026

Annual Shareholder Report: March 31, 2026

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEAIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class I Shares	$66	0.60%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Aggressive Strategy Fund, Class I Shares - $221,409
S&P 500 Index (USD) (TR)* - $375,945
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg† - $255,900
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Aggressive Strategy Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$112,381	$117,172	$112,990
Mar/18	$125,416	$133,567	$126,607
Mar/19	$125,636	$146,251	$131,840
Mar/20	$111,319	$136,046	$122,036
Mar/21	$159,334	$212,710	$176,312
Mar/22	$162,351	$245,990	$184,430
Mar/23	$150,222	$226,979	$172,437
Mar/24	$173,092	$294,802	$204,508
Mar/25	$185,313	$319,129	$217,981
Mar/26	$221,409	$375,945	$255,900
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative central monetary policy. SIMT Large Cap Fund also generated a strong return due to its exposure to U.S. large‑cap equities for much of the reporting period, while SIMT Multi‑Asset Accumulation Fund contributed positively through its diversified exposure to global risk assets. Fund performance also was bolstered by exposure to emerging markets through SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund, both of which benefited from sustained global economic growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations over the reporting period given its aggressive asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class I Shares	19.48%	6.80%	8.27%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†	17.40%	7.74%	9.85%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$104,872	12	$-	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	22.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.3%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETFFootnote Reference**	3.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEAIX

Annual Shareholder Report: March 31, 2026

SEAIX-AR-2026

Annual Shareholder Report: March 31, 2026

Tax-Managed Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SISAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Managed Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Aggressive Strategy Fund, Class F Shares	$38	0.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Aggressive Strategy Fund, Class F Shares - $260,558
S&P 500 Index (USD) (TR)* - $375,945
80/15/5 S&P 500, MSCI EAFE, ICE USHYC† - $337,617
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Tax-Managed Aggressive Strategy Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	80/15/5 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$114,513	$117,172	$116,383
Mar/18	$130,544	$133,567	$132,210
Mar/19	$132,734	$146,251	$141,878
Mar/20	$114,457	$136,046	$130,375
Mar/21	$177,239	$212,710	$199,254
Mar/22	$187,879	$245,990	$224,352
Mar/23	$178,429	$226,979	$209,752
Mar/24	$213,280	$294,802	$265,666
Mar/25	$222,267	$319,129	$286,439
Mar/26	$260,558	$375,945	$337,617
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	EAFE – Europe, Australasia, and the Far East

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Tax‑Managed Large Cap Fund, SIT International Equity Fund, and SIMT Tax‑Managed Small/Mid Cap Fund, all of which contributed positively to Fund performance during the reporting period. SIT International Equity Fund was the strongest performer among the Fund’s largest allocations, as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Tax‑Managed Large Cap Fund and SIMT Tax‑Managed Small/Mid Cap Fund also generated positive returns, supported by continued economic growth domestically. The SIMT Tax‑Managed Small/Mid Cap Fund performed roughly in-line with its large cap counterpart as investors began to diversify away from mega-cap technology companies. The Fund also benefited from exposure to SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund driven by strong global growth, although the total allocation to these funds was small.

Overall, the Fund performed in line with our expectations for the reporting period given its aggressive asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Aggressive Strategy Fund, Class F Shares	17.23%	8.01%	10.05%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
80/15/5 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†	17.87%	11.12%	12.94%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$85,556	6	$-	7%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	55.9%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SISAX

Annual Shareholder Report: March 31, 2026

SISAX-AR-2026

Annual Shareholder Report: March 31, 2026

Core Market Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SOKAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class F Shares	$37	0.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Market Strategy Fund, Class F Shares - $178,126
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,347
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US† - $193,048
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Core Market Strategy Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	50/30/20 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$108,652	$100,441	$108,097
Mar/18	$116,438	$101,649	$116,693
Mar/19	$118,861	$106,203	$121,666
Mar/20	$112,252	$115,691	$120,029
Mar/21	$142,247	$116,513	$151,695
Mar/22	$144,828	$111,675	$153,450
Mar/23	$134,827	$106,333	$144,762
Mar/24	$147,777	$108,139	$161,947
Mar/25	$157,061	$113,416	$171,610
Mar/26	$178,126	$118,347	$193,048
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SIMT Multi‑Asset Accumulation Fund, and SEI Select International Equity ETF. SEI Select International Equity ETF was the strongest performer as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative central bank monetary policy. SIMT Multi‑Asset Accumulation Fund also generated a positive return, benefiting from its diversified exposure to global equities. SIMT Core Fixed Income Fund contributed positively to performance as supportive credit conditions and historically tight credit spreads benefited fixed-income markets. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations for the reporting period given its core market asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Fund, Class F Shares	13.41%	4.60%	5.94%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	12.49%	4.94%	6.80%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,278	16	$-	14%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	24.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.5%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	10.7%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.4%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	5.1%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.6%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	4.3%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Market Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SOKAX

Annual Shareholder Report: March 31, 2026

SOKAX-AR-2026

Annual Shareholder Report: March 31, 2026

Core Market Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SCMSX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class I Shares	$0	0.00%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Market Strategy Fund, Class I Shares - $183,121
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,347
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US† - $193,048
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Core Market Strategy Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	50/30/20 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$108,374	$100,441	$108,097
Mar/18	$115,964	$101,649	$116,693
Mar/19	$118,631	$106,203	$121,666
Mar/20	$112,655	$115,691	$120,029
Mar/21	$143,572	$116,513	$151,695
Mar/22	$146,460	$111,675	$153,450
Mar/23	$137,214	$106,333	$144,762
Mar/24	$151,147	$108,139	$161,947
Mar/25	$160,884	$113,416	$171,610
Mar/26	$183,121	$118,347	$193,048
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SIMT Multi‑Asset Accumulation Fund, and SEI Select International Equity ETF. SEI Select International Equity ETF was the strongest performer as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative central bank monetary policy. SIMT Multi‑Asset Accumulation Fund also generated a positive return, benefiting from its diversified exposure to global equities. SIMT Core Fixed Income Fund contributed positively to performance as supportive credit conditions and historically tight credit spreads benefited fixed-income markets. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations for the reporting period given its core market asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Fund, Class I Shares	13.82%	4.99%	6.24%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	12.49%	4.94%	6.80%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,278	16	$-	14%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	24.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.5%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	10.7%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.4%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	5.1%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.6%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	4.3%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Market Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SCMSX

Annual Shareholder Report: March 31, 2026

SCMSX-AR-2026

Annual Shareholder Report: March 31, 2026

Core Market Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SKTAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Core Market Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Allocation Fund, Class F Shares	$38	0.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Market Strategy Allocation Fund, Class F Shares - $260,139
S&P 500 Index (USD) (TR)* - $375,945
75/15/10 S&P 500, MSCI EAFE, ICE USHYC† - $326,037
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Core Market Strategy Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	75/15/10 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$114,551	$117,172	$116,377
Mar/18	$130,568	$133,567	$131,593
Mar/19	$132,706	$146,251	$141,012
Mar/20	$114,388	$136,046	$129,579
Mar/21	$177,059	$212,710	$195,768
Mar/22	$187,647	$245,990	$218,850
Mar/23	$178,183	$226,979	$205,118
Mar/24	$212,914	$294,802	$257,818
Mar/25	$221,929	$319,129	$277,926
Mar/26	$260,139	$375,945	$326,037
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	EAFE – Europe, Australasia, and the Far East

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocation to SIMT Tax‑Managed Large Cap Fund. SIMT Tax‑Managed Large Cap Fund was the top performer among the Fund’s holdings, supported by holdings in U.S. large‑cap equities for much of the reporting period as the growth outlook in the U.S. remained strong. The Fund also benefited from its allocation to SIT International Equity Fund, which generated a positive return as international equity markets rallied, supported by fiscal stimulus plans in Europe and a shift toward more accommodative central bank monetary policy. SIMT Tax‑Managed Small/Mid Cap Fund performed roughly in line with SIMT Tax‑Managed Large Cap Fund for the period as investors began to diversify away from mega-cap technology companies. Fund performance also benefited from exposure to SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund, driven by strong global economic growth, although the Fund’s total allocation to these funds was relatively small.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index (USD) (TR). The Fund’s overall performance for the reporting period was in line with our expectations given its asset allocation.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Allocation Fund, Class F Shares	17.22%	8.00%	10.03%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
75/15/10 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†	17.31%	10.74%	12.55%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$18,716	6	$-	6%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.2%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	15.7%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Market Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SKTAX

Annual Shareholder Report: March 31, 2026

SKTAX-AR-2026

Annual Shareholder Report: March 31, 2026

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SRWAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class F Shares	$38	0.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Market Growth Strategy Fund, Class F Shares - $197,786
S&P 500 Index (USD) (TR)* - $375,945
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US† - $210,745
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Market Growth Strategy Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$110,151	$117,172	$109,632
Mar/18	$119,977	$133,567	$119,888
Mar/19	$121,687	$146,251	$124,706
Mar/20	$111,950	$136,046	$120,355
Mar/21	$148,946	$212,710	$158,871
Mar/22	$152,989	$245,990	$162,185
Mar/23	$142,612	$226,979	$152,675
Mar/24	$159,629	$294,802	$173,793
Mar/25	$170,290	$319,129	$184,497
Mar/26	$197,786	$375,945	$210,745
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Multi‑Asset Accumulation Fund also generated a positive return, benefiting from its diversified exposure to global equities. SIMT Core Fixed Income Fund contributed positively to Fund performance amid supportive credit conditions and historically tight credit spreads. Fund performance also was enhanced by the exposure to emerging markets through SIT Emerging Markets Debt Fund and the SIT Emerging Markets Equity Fund, both of which benefited from sustained global growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations over the reporting period for its growth‑oriented asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class F Shares	16.15%	5.84%	7.06%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	14.23%	5.81%	7.74%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,511	16	$-	16%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	14.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.8%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SRWAX

Annual Shareholder Report: March 31, 2026

SRWAX-AR-2026

Annual Shareholder Report: March 31, 2026

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMKDX

Fund Overview

This annual shareholder report contains important information about Class D Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class D Shares	$118	1.10%

How did the Fund perform during the last 10 years?

Total Return Based on $150,000 Investment

Market Growth Strategy Fund, Class D Shares - $275,481
S&P 500 Index (USD) (TR)* - $563,917
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US† - $316,118
$700,000
$600,000
$500,000
$400,000
$300,000
$200,000
$100,000
$0
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Market Growth Strategy Fund, Class D Shares	S&P 500 Index (USD) (TR)Footnote Reference*	40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$150,000	$150,000	$150,000
Mar/17	$164,058	$175,758	$164,448
Mar/18	$177,403	$200,350	$179,832
Mar/19	$178,577	$219,376	$187,059
Mar/20	$163,121	$204,069	$180,533
Mar/21	$215,328	$319,064	$238,306
Mar/22	$219,610	$368,985	$243,278
Mar/23	$203,158	$340,468	$229,013
Mar/24	$225,604	$442,204	$260,689
Mar/25	$238,897	$478,693	$276,745
Mar/26	$275,481	$563,917	$316,118
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Multi‑Asset Accumulation Fund also generated a positive return, benefiting from its diversified exposure to global equities. SIMT Core Fixed Income Fund contributed positively to Fund performance amid supportive credit conditions and historically tight credit spreads. Fund performance also was enhanced by the exposure to emerging markets through SIT Emerging Markets Debt Fund and the SIT Emerging Markets Equity Fund, both of which benefited from sustained global growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations over the reporting period for its growth‑oriented asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class D Shares	15.31%	5.05%	6.27%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	14.23%	5.81%	7.74%

The line graph represents historical performance of a hypothetical investment of $150,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,511	16	$-	16%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	14.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.8%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMKDX

Annual Shareholder Report: March 31, 2026

SMKDX-AR-2026

Annual Shareholder Report: March 31, 2026

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMGSX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class I Shares	$65	0.60%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Market Growth Strategy Fund, Class I Shares - $193,030
S&P 500 Index (USD) (TR)* - $375,945
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US† - $210,745
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Market Growth Strategy Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$109,937	$117,172	$109,632
Mar/18	$119,405	$133,567	$119,888
Mar/19	$120,819	$146,251	$124,706
Mar/20	$110,898	$136,046	$120,355
Mar/21	$147,171	$212,710	$158,871
Mar/22	$150,727	$245,990	$162,185
Mar/23	$140,171	$226,979	$152,675
Mar/24	$156,437	$294,802	$173,793
Mar/25	$166,573	$319,129	$184,497
Mar/26	$193,030	$375,945	$210,745
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Multi‑Asset Accumulation Fund also generated a positive return, benefiting from its diversified exposure to global equities. SIMT Core Fixed Income Fund contributed positively to Fund performance amid supportive credit conditions and historically tight credit spreads. Fund performance also was enhanced by the exposure to emerging markets through SIT Emerging Markets Debt Fund and the SIT Emerging Markets Equity Fund, both of which benefited from sustained global growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations over the reporting period for its growth‑oriented asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class I Shares	15.88%	5.57%	6.80%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	14.23%	5.81%	7.74%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,511	16	$-	16%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	14.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.8%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMGSX

Annual Shareholder Report: March 31, 2026

SMGSX-AR-2026

Annual Shareholder Report: March 31, 2026

Market Growth Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SGOAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Allocation Fund, Class F Shares	$38	0.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Market Growth Strategy Allocation Fund, Class F Shares - $260,384
S&P 500 Index (USD) (TR)* - $375,945
75/15/10 S&P 500, MSCI EAFE, ICE USHYC† - $326,037
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	Market Growth Strategy Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	75/15/10 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$114,548	$117,172	$116,377
Mar/18	$130,568	$133,567	$131,593
Mar/19	$132,739	$146,251	$141,012
Mar/20	$114,375	$136,046	$129,579
Mar/21	$177,133	$212,710	$195,768
Mar/22	$187,863	$245,990	$218,850
Mar/23	$178,363	$226,979	$205,118
Mar/24	$213,143	$294,802	$257,818
Mar/25	$222,140	$319,129	$277,926
Mar/26	$260,384	$375,945	$326,037
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	EAFE – Europe, Australasia, and the Far East

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocation to SIMT Tax‑Managed Large Cap Fund. SIMT Tax‑Managed Large Cap Fund’s performance was supported by strong returns from U.S. large‑cap equities for much of the reporting period. Fund performance for the period also benefited from allocations to SIT International Equity Fund, which generated a positive return as international equity markets rallied, bolstered by announced fiscal stimulus plans in Europe and a shift toward more accommodative central bank monetary policy. SIMT Tax‑Managed Small/Mid Cap Fund performed roughly in line with SIMT Tax‑Managed Large Cap Fund as investors began to diversify away from mega-cap technology companies. Fund performance also benefited from the allocations to SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund, which were bolstered by strong global economic growth, although the total allocation to these funds was relatively small.

Overall, the Fund performed in line with our expectations over the reporting period given its aggressive asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Allocation Fund, Class F Shares	17.22%	8.01%	10.04%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
75/15/10 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†	17.31%	10.74%	12.55%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$128,147	6	$-	6%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.2%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	15.9%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Market Growth Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SGOAX

Annual Shareholder Report: March 31, 2026

SGOAX-AR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are Susan C. Cote and Christine Reynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2026 and 2025 as follows:

		Fiscal Year 2026			Fiscal Year 2025
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$147,290	$0	N/A	$143,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$357,203	$0	$0	$293,112	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2026	Fiscal 2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2026 and 2025 were $357,203 and $293,112, respectively. Non-audit fees consist of a SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17 Ad-13.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights filed herein.

March 31, 2026

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Asset Allocation Trust

Defensive Strategy Fund
Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund
Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	28
Notes to Financial Statements	32
Report of Independent Registered Public Accounting Firm	43
Notice to Shareholders (Unaudited)	44
Other Information (Form N-CSR Items 8-11) (Unaudited)	46

SCHEDULE OF INVESTMENTS

March 31, 2026

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 57.1%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y‡	272,142	$2,776
SEI Institutional Managed Trust Conservative Income Fund, Cl Y‡	142,262	1,424
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	73,708	707
SEI Institutional Managed Trust Real Return Fund, Cl Y	48,059	472

Total Fixed Income Funds
(Cost $5,252) ($ Thousands)		5,379
Multi-Asset Funds — 28.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y‡	187,164	1,900
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	34,359	351
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	54,668	471

Total Multi-Asset Funds
(Cost $2,609) ($ Thousands)		2,722
Equity Funds — 9.0%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	6,964	176
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	62,961	675

Total Equity Funds
(Cost $778) ($ Thousands)		851
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class, 3.540%**	473,929	474

Total Money Market Fund
(Cost $474) ($ Thousands)		474

Total Investments in Securities — 100.0%
(Cost $9,113) ($ Thousands)		$9,426

Percentages are based on Net Assets of $9,427 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.
**	The rate reported is the 7-day effective yield as of March 31, 2026.

Cl — Class

ETF — Exchange-Traded Fund

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust	1

SCHEDULE OF INVESTMENTS

March 31, 2026

Defensive Strategy Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$2,620	$476	$(328)	$(1)	$9	$2,776	$89	$—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	1,342	260	(177)	(1)	—	1,424	54	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	671	133	(99)	—	2	707	25	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	447	80	(51)	—	(4)	472	19	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,803	289	(250)	1	57	1,900	17	17
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	334	65	(55)	1	6	351	18	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	449	93	(99)	3	25	471	20	—
SEI Exchange-Traded Funds Enhanced Low volatility U.S. Large Cap ETF	3	—	(3)	1	(1)	—	—	—
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF ^	176	11	(22)	—	11	176	4	5
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	649	193	(175)	10	(2)	675	8	43
SEI Daily Income Trust Government Fund, Institutional Class	447	85	(58)	—	—	474	17	—
Totals	$8,941	$1,685	$(1,317)	$14	$103	$9,426	$271	$65

Amounts designated as “—“ are $0 or have been rounded to $0.

^	The SEI DBi Multi Strategy Alternative ETF (“QALT”), formerly the SIMT Liquid Alternative Fund, underwent two reorganizations: Class Y to Class F on August 3, 2025, and Class F to an exchange traded fund on September 3, 2025.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2026

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Money Market Fund — 81.0%
SEI Daily Income Trust Government Fund, Institutional Class, 3.540%‡**	1,236,969	$1,237

Total Money Market Fund
(Cost $1,237) ($ Thousands)		1,237
Fixed Income Fund — 19.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y‡	56,440	291

Total Fixed Income Fund
(Cost $299) ($ Thousands)		291

Total Investments in Securities — 100.0%
(Cost $1,536) ($ Thousands)		$1,528

Percentages are based on Net Assets of $1,528 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

Cl — Class

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$1,336	$139	$(238)	$—	$—	$1,237	$51	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	317	46	(65)	(3)	(4)	291	23	3
Totals	$1,653	$185	$(303)	$(3)	$(4)	$1,528	$74	$3

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	3

SCHEDULE OF INVESTMENTS

March 31, 2026

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 50.2%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y‡	384,131	$3,918
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	117,804	1,100
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	58,142	541
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	274,704	2,750
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	421,141	4,043
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	106,590	550
SEI Institutional Managed Trust Real Return Fund, Cl Y	111,567	1,095

Total Fixed Income Funds
(Cost $13,931) ($ Thousands)		13,997
Multi-Asset Funds — 28.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	66,789	536
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y‡	464,119	4,711
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	120,324	1,231
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	158,437	1,366

Total Multi-Asset Funds
(Cost $7,484) ($ Thousands)		7,844
Equity Funds — 21.7%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	34,633	876
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	28,875	934
SEI Exchange-Traded Funds Select International Equity ETF	30,045	979
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	237,669	2,546
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	53,445	703

Total Equity Funds
(Cost $5,228) ($ Thousands)		6,038

Total Investments in Securities — 100.0%
(Cost $26,643) ($ Thousands)		$27,879

Percentages are based on Net Assets of $27,879 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange-Traded Fund

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

4	SEI Asset Allocation Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$4,326	$293	$(717)	$(19)	$35	$3,918	$141	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,213	67	(178)	—	(2)	1,100	48	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	597	50	(150)	8	36	541	40	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	3,031	168	(449)	—	—	2,750	118	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	4,471	348	(797)	(117)	138	4,043	163	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	602	63	(100)	(5)	(10)	550	45	6
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,211	71	(176)	(3)	(8)	1,095	50	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	602	45	(166)	(2)	57	536	18	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	5,207	341	(1,006)	3	166	4,711	49	47
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,361	77	(236)	3	26	1,231	71	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,520	110	(346)	5	77	1,366	66	—
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF ^	885	22	(82)	(2)	53	876	24	21
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	1,224	—	(349)	73	(14)	934	19	—
SEI Exchange-Traded Funds Select International Equity ETF	873	—	(100)	19	187	979	24	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,847	463	(786)	34	(12)	2,546	35	193
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	786	232	(255)	—	(60)	703	13	99
Totals	$30,756	$2,350	$(5,893)	$(3)	$669	$27,879	$924	$366

Amounts designated as “—“ are $0 or have been rounded to $0.

^	The SEI DBi Multi Strategy Alternative ETF (“QALT”), formerly the SIMT Liquid Alternative Fund, underwent two reorganizations: Class Y to Class F on August 3, 2025, and Class F to an exchange traded fund on September 3, 2025.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	5

SCHEDULE OF INVESTMENTS

March 31, 2026

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 46.4%
SEI Institutional Managed Trust Real Estate Fund, Cl Y‡	138,055	$2,080
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y‡	319,924	4,210

Total Equity Funds
(Cost $4,895) ($ Thousands)		6,290
Fixed Income Fund — 33.5%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y‡	877,875	4,530

Total Fixed Income Fund
(Cost $4,742) ($ Thousands)		4,530
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 20.1%
SEI Daily Income Trust Government Fund, Institutional Class, 3.540%**‡	2,724,728	$2,725

Total Money Market Fund
(Cost $2,725) ($ Thousands)		2,725

Total Investments in Securities — 100.0%
(Cost $12,362) ($ Thousands)		$13,545

Percentages are based on Net Assets of $13,545 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

Cl — Class

As of March 31, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$2,444	$377	$(579)	$46	$(208)	$2,080	$56	$190
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,920	857	(1,208)	124	(483)	4,210	80	595
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,161	515	(1,025)	(140)	19	4,530	364	47
SEI Daily Income Trust Government Fund, Institutional Class	3,157	220	(652)	—	—	2,725	113	—
Totals	$15,682	$1,969	$(3,464)	$30	$(672)	$13,545	$613	$832

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2026

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 37.0%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	514,570	$5,248
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	240,554	2,247
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	198,381	1,845
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	1,523,107	14,622
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	362,141	1,869
SEI Institutional Managed Trust Real Return Fund, Cl Y	228,004	2,239

Total Fixed Income Funds
(Cost $28,669) ($ Thousands)		28,070
Equity Funds — 35.3%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	149,864	3,791
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	94,906	3,069
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	86,663	2,838
SEI Exchange-Traded Funds Select International Equity ETF	116,759	3,806
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	95,479	1,487
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y‡	863,696	9,250
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	197,081	2,593

Total Equity Funds
(Cost $23,599) ($ Thousands)		26,834
Multi-Asset Funds — 27.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	877,278	7,044
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	735,736	7,468
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	273,979	2,803
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	431,631	3,721

Total Multi-Asset Funds
(Cost $20,121) ($ Thousands)		21,036

Total Investments in Securities — 100.0%
(Cost $72,389) ($ Thousands)		$75,940

Percentages are based on Net Assets of $75,936 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange-Traded Fund

As of March 31, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust	7

SCHEDULE OF INVESTMENTS

March 31, 2026

Moderate Strategy Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$5,420	$1,087	$(1,264)	$(36)	$41	$5,248	$182	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,322	475	(547)	—	(3)	2,247	95	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,920	537	(750)	5	133	1,845	129	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	15,100	4,645	(5,122)	(621)	620	14,622	566	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,926	276	(281)	(28)	(24)	1,869	143	19
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,317	243	(299)	(5)	(17)	2,239	97	—
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF ^	3,817	—	(254)	—	228	3,791	99	93
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	3,484	—	(598)	128	55	3,069	60	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	2,575	—	(548)	112	699	2,838	102	—
SEI Exchange-Traded Funds Select International Equity ETF	4,149	—	(1,289)	252	694	3,806	113	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	14	—	(18)	8	(4)	—	—	—
SEI Exchange-Traded Funds Enhanced U.S. Large Quality Factor ETF	8	—	(9)	3	(2)	—	—	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	10	—	(13)	5	(2)	—	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,522	542	(552)	25	(50)	1,487	31	235
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9,670	3,269	(3,842)	183	(30)	9,250	124	674
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,727	690	(609)	(8)	(207)	2,593	46	353
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	7,321	890	(1,848)	(360)	1,041	7,044	225	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	7,703	570	(1,053)	(8)	256	7,468	76	73
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,900	307	(466)	(19)	81	2,803	157	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,871	401	(772)	9	212	3,721	176	—
Totals	$78,776	$13,932	$(20,134)	$(355)	$3,721	$75,940	$2,421	$1,447

Amounts designated as “—“ are $0 or have been rounded to $0.

^	The SEI DBi Multi Strategy Alternative ETF (“QALT”), formerly the SIMT Liquid Alternative Fund, underwent two reorganizations: Class Y to Class F on August 3, 2025, and Class F to an exchange traded fund on September 3, 2025.

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2026

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 67.4%
SEI Institutional International Trust International Equity Fund, Cl Y	157,429	$2,072
SEI Institutional Managed Trust Real Estate Fund, Cl Y	134,897	2,033
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y‡	99,178	3,936
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y‡	1,321,693	17,393

Total Equity Funds
(Cost $17,039) ($ Thousands)		25,434
Fixed Income Fund — 18.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y‡	1,319,497	6,809

Total Fixed Income Fund
(Cost $7,190) ($ Thousands)		6,809
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 14.5%
SEI Daily Income Trust Government Fund, Institutional Class, 3.540%**‡	5,474,083	$5,474

Total Money Market Fund
(Cost $5,474) ($ Thousands)		5,474

Total Investments in Securities — 100.0%
(Cost $29,703) ($ Thousands)		$37,717

Percentages are based on Net Assets of $37,716 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

Cl — Class

As of March 31, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$2,228	$468	$(849)	$221	$4	$2,072	$76	$255
SEI Institutional Managed Trust Real Estate Fund, Cl Y	2,285	368	(462)	32	(190)	2,033	54	185
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	4,283	316	(1,244)	721	(140)	3,936	40	37
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	19,025	3,190	(3,307)	469	(1,984)	17,393	322	2,443
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	7,427	950	(1,378)	(332)	142	6,809	544	72
SEI Daily Income Trust Government Fund, Institutional Class	6,007	688	(1,221)	—	—	5,474	225	—
Totals	$41,255	$5,980	$(8,461)	$1,111	$(2,168)	$37,717	$1,261	$2,992

Amount designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	9

SCHEDULE OF INVESTMENTS

March 31, 2026

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 74.7%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF†	139,937	$6,374
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF†	90,753	3,304
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF†	161,130	6,697
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF†	282,319	9,245
SEI Exchange-Traded Funds Select International Equity ETF†‡	708,756	23,103
SEI Exchange-Traded Funds Select Small Cap ETF†	238,160	6,580
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y†	617,264	9,611
SEI Institutional Managed Trust Large Cap Fund, Cl Y†‡	984,380	13,397

Total Equity Funds
(Cost $59,242) ($ Thousands)		78,311
Fixed Income Funds — 13.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y†	339,221	3,154
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y†	843,831	8,101
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y†	618,214	3,190

Total Fixed Income Funds
(Cost $14,163) ($ Thousands)		14,445
Multi-Asset Fund — 11.5%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y†‡	1,511,055	12,134

Total Multi-Asset Fund
(Cost $11,503) ($ Thousands)		12,134

Total Investments in Securities — 100.0%
(Cost $84,908) ($ Thousands)		$104,890

Percentages are based on Net Assets of $104,872 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange-Traded Fund

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

10	SEI Asset Allocation Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	$6,147	$—	$(1,344)	$578	$993	$6,374	$41	$—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	3,169	—	—	—	135	3,304	33	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	6,003	—	(927)	332	1,289	6,697	111	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	7,768	—	(995)	208	2,264	9,245	314	—
SEI Exchange-Traded Funds Select International Equity ETF	21,865	—	(3,680)	561	4,357	23,103	579	—
SEI Exchange-Traded Funds Select Small Cap ETF	5,664	—	—	—	916	6,580	39	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	8,762	2,974	(1,819)	43	(349)	9,611	198	1,537
SEI Institutional Managed Trust Large Cap Fund, Cl Y	12,111	5,504	(3,983)	(20)	(215)	13,397	121	2,359
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,872	590	(529)	4	217	3,154	207	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7,349	2,098	(1,378)	(106)	138	8,101	303	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,883	828	(429)	(19)	(73)	3,190	236	32
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	11,107	3,723	(3,867)	(499)	1,670	12,134	385	—
Totals	$95,700	$15,717	$(18,951)	$1,082	$11,342	$104,890	$2,567	$3,928

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	11

SCHEDULE OF INVESTMENTS

March 31, 2026

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	115,895	$1,691
SEI Institutional International Trust International Equity Fund, Cl Y‡	1,046,548	13,773
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y‡	1,205,872	47,861
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y‡	499,046	11,962

Total Equity Funds
(Cost $30,454) ($ Thousands)		75,287
Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	366,130	3,405
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,331,478	$6,870

Total Fixed Income Funds
(Cost $11,175) ($ Thousands)		10,275

Total Investments in Securities — 100.0%
(Cost $41,629) ($ Thousands)		$85,562

Percentages are based on Net Assets of $85,556 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of March 31, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,701	$130	$(605)	$95	$370	$1,691	$69	$11
SEI Institutional International Trust International Equity Fund, Cl Y	13,555	2,237	(3,269)	332	918	13,773	508	1,729
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	44,890	1,194	(4,582)	416	5,943	47,861	455	451
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	10,607	1,115	(1,042)	15	1,267	11,962	89	479
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,364	275	(487)	(47)	300	3,405	236	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,653	900	(483)	(171)	(29)	6,870	528	73
Totals	$80,770	$5,851	$(10,468)	$640	$8,769	$85,562	$1,885	$2,743

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2026

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 45.8%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	52,969	$1,340
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	17,582	801
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	13,767	501
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	20,986	872
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	49,014	1,605
SEI Exchange-Traded Funds Select International Equity ETF‡	102,285	3,334
SEI Exchange-Traded Funds Select Small Cap ETF	44,159	1,220
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	109,159	1,700
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	135,241	1,448
SEI Institutional Managed Trust Large Cap Fund, Cl Y	110,145	1,499

Total Equity Funds
(Cost $11,166) ($ Thousands)		14,320
Fixed Income Funds — 31.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	123,195	1,146
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	789,612	7,580
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	228,255	1,178

Total Fixed Income Funds
(Cost $10,108) ($ Thousands)		9,904
Multi-Asset Funds — 22.5%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	448,001	3,597
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	107,821	1,103
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	273,165	2,355

Total Multi-Asset Funds
(Cost $6,613) ($ Thousands)		7,055

Total Investments in Securities — 100.0%
(Cost $27,887) ($ Thousands)		$31,279

Percentages are based on Net Assets of $31,278 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange-Traded Fund

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust	13

SCHEDULE OF INVESTMENTS

March 31, 2026

Core Market Strategy Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF ^	$1,363	$—	$(101)	$—	$78	$1,340	$36	$32
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	1,035	—	(498)	219	45	801	6	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	481	—	(1)	—	21	501	5	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	969	—	(349)	127	125	872	17	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	1,623	—	(496)	81	397	1,605	60	—
SEI Exchange-Traded Funds Select International Equity ETF	3,940	—	(1,424)	223	595	3,334	98	—
SEI Exchange-Traded Funds Select Small Cap ETF	1,285	—	(296)	46	185	1,220	9	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,026	385	(699)	199	(211)	1,700	39	304
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,735	146	(469)	47	(11)	1,448	21	117
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,768	391	(894)	316	(82)	1,499	16	292
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,376	101	(430)	5	94	1,146	91	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,970	3,856	(5,096)	(772)	622	7,580	327	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,375	175	(316)	(73)	17	1,178	99	13
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,316	636	(1,766)	(268)	679	3,597	125	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,298	73	(299)	(7)	38	1,103	67	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,787	535	(1,112)	19	126	2,355	119	—
Totals	$36,347	$6,298	$(14,246)	$162	$2,718	$31,279	$1,135	$758

Amounts designated as “— “ are $0 or have been rounded to $0.

^	The SEI DBi Multi Strategy Alternative ETF (“QALT”), formerly the SIMT Liquid Alternative Fund, underwent two reorganizations: Class Y to Class F on August 3, 2025, and Class F to an exchange traded fund on September 3, 2025.

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2026

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 87.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	24,452	$357
SEI Institutional International Trust International Equity Fund, Cl Y‡	223,072	2,936
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y‡	264,884	10,513
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y‡	109,138	2,616

Total Equity Funds
(Cost $5,666) ($ Thousands)		16,422
Fixed Income Funds — 12.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	81,510	758
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	297,851	$1,537

Total Fixed Income Funds
(Cost $2,510) ($ Thousands)		2,295

Total Investments in Securities — 100.0%
(Cost $8,176) ($ Thousands)		$18,717

Percentages are based on Net Assets of $18,716 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$393	$27	$(171)	$39	$69	$357	$16	$3
SEI Institutional International Trust International Equity Fund, Cl Y	3,149	824	(1,338)	163	138	2,936	115	386
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	10,948	380	(2,300)	1,380	105	10,513	105	101
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	2,631	262	(588)	4	307	2,616	21	107
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	797	55	(151)	(13)	70	758	54	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,600	160	(178)	(58)	13	1,537	119	16
Totals	$19,518	$1,708	$(4,726)	$1,515	$702	$18,717	$430	$613

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	15

SCHEDULE OF INVESTMENTS

March 31, 2026

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 55.8%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	107,120	$2,710
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	85,089	3,876
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	60,182	2,191
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	96,678	4,018
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	196,191	6,425
SEI Exchange-Traded Funds Select International Equity ETF‡	442,327	14,418
SEI Exchange-Traded Funds Select Small Cap ETF	167,414	4,625
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	427,032	6,649
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	309,376	3,313
SEI Institutional Managed Trust Large Cap Fund, Cl Y	580,235	7,897

Total Equity Funds
(Cost $43,378) ($ Thousands)		56,122
Fixed Income Funds — 22.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	477,317	4,439
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	1,466,464	14,078
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	869,443	4,486

Total Fixed Income Funds
(Cost $23,138) ($ Thousands)		23,003
Multi-Asset Funds — 21.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	1,472,635	11,825
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	252,446	2,583
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	810,991	6,991

Total Multi-Asset Funds
(Cost $19,774) ($ Thousands)		21,399

Total Investments in Securities — 100.0%
(Cost $86,290) ($ Thousands)		$100,524

Percentages are based on Net Assets of $100,511 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange-Traded Fund

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

16	SEI Asset Allocation Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF ^	$2,637	$40	$(122)	$(2)	$157	$2,710	$72	$66
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	4,755	2	(1,952)	777	294	3,876	28	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	2,237	1	(150)	53	50	2,191	23	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	4,447	—	(1,544)	537	578	4,018	75	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	6,128	—	(1,539)	252	1,584	6,425	231	—
SEI Exchange-Traded Funds Select International Equity ETF	15,601	—	(4,447)	629	2,635	14,418	389	—
SEI Exchange-Traded Funds Select Small Cap ETF	4,608	1	(793)	124	685	4,625	32	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	6,455	2,905	(2,526)	171	(356)	6,649	139	1,064
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,272	704	(678)	13	2	3,313	44	241
SEI Institutional Managed Trust Large Cap Fund, Cl Y	7,630	3,588	(3,209)	26	(138)	7,897	73	1,380
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,406	389	(676)	(25)	345	4,439	305	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14,083	4,875	(4,943)	(748)	811	14,078	558	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,445	780	(606)	(130)	(3)	4,486	343	46
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	11,744	3,991	(5,078)	(911)	2,079	11,825	384	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,584	285	(340)	(13)	67	2,583	145	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,066	1,498	(2,018)	65	380	6,991	339	—
Totals	$102,098	$19,059	$(30,621)	$818	$9,170	$100,524	$3,180	$2,797

Amounts designated as “ – “ are $0 or have been rounded to $0.

^	The SEI DBi Multi Strategy Alternative ETF (“QALT”), formerly the SIMT Liquid Alternative Fund, underwent two reorganizations: Class Y to Class F on August 3, 2025, and Class F to an exchange traded fund on September 3, 2025.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	17

SCHEDULE OF INVESTMENTS

March 31, 2026

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	170,286	$2,484
SEI Institutional International Trust International Equity Fund, Cl Y‡	1,549,618	20,393
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y‡	1,813,279	71,969
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund, Cl Y‡	750,311	17,985

Total Equity Funds
(Cost $43,449) ($ Thousands)		112,831

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	546,799	5,085
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,984,182	$10,239

Total Fixed Income Funds
(Cost $16,835) ($ Thousands)		15,324

Total Investments in Securities — 100.0%
(Cost $60,284) ($ Thousands)		$128,155

Percentages are based on Net Assets of $128,147 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2026 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,521	$169	$(907)	$219	$482	$2,484	$103	$16
SEI Institutional International Trust International Equity Fund, Cl Y	20,099	5,260	(6,858)	637	1,255	20,393	757	2,541
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	68,468	2,041	(8,100)	2,231	7,329	71,969	682	668
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	16,331	1,580	(1,841)	20	1,895	17,985	133	706
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,075	363	(725)	(83)	455	5,085	354	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,157	1,166	(782)	(348)	46	10,239	782	107
Totals	$122,651	$10,579	$(19,213)	$2,676	$11,462	$128,155	$2,811	$4,038

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2026

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
Assets:
Investments in affiliated funds, at market value †	$9,426		$1,528		$27,879		$13,545
Income distribution receivable from affiliated funds	18		5		49		34
Receivable for investment securities sold	5		1		23		5
Receivable from adviser	1		—		2		1
Receivable for fund shares sold	—		—		—		—
Prepaid expenses	2		—		7		3
Total Assets	9,452		1,534		27,960		13,588
Liabilities:
Payable for investment securities purchased	18		5		49		34
Payable for fund shares redeemed	3		—		17		2
Payable for Professional Fees	2		—		6		3
Shareholder servicing fees payable	1		—		4		3
Distribution fees payable	—		—		1		—
Administrative servicing fees payable	—		—		—		—
Trustees' fees payable	—		—		1		—
Chief Compliance Officers fees payable	—		—		—		—
Accrued expenses	1		1		3		1
Total Liabilities	25		6		81		43
Net Assets	$9,427		$1,528		$27,879		$13,545
† Cost of investments in affiliated funds	$9,113		$1,536		$26,643		$12,362
Net Assets:
Paid in Capital (unlimited authorization - no par value)	$9,424		$3,325		$29,650		$13,151
Total distributable earnings/(accumulated losses)	3		(1,797)		(1,771)		394
Net Assets	$9,427		$1,528		$27,879		$13,545
Net Asset Value, Offering and Redemption Price Per Share — Class F	$9.84		$11.17		$10.81		$11.77
	($9,215,341	÷	($1,528,154	÷	($27,678,352	÷	($13,544,819	÷
	936,627 shares)		136,795 shares)		2,559,911 shares)		1,150,422 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$10.80		N/A
					($143,232	÷
					13,268 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.63		N/A		$11.09		N/A
	($211,419	÷			($56,962	÷
	21,945 shares)				5,139 shares)(1)
(1)	Net assets divided by shares does not calculate to the stated NAV because net assets and shares are shown rounded.

Amounts designated as "—" are $0 or have been rounded to $0.

N/A - Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust

Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
$75,940		$37,717		$104,890		$85,562		$31,279		$18,717		$100,524		$128,155
103		55		49		40		41		9		96		60
55		10		40		16		40		5		156		46
7		3		9		7		2		1		8		10
1		—		1		1		—		—		121		1
18		10		25		21		8		5		25		31
76,124		37,795		105,014		85,647		31,370		18,737		100,930		128,303

103		55		49		40		41		9		96		59
42		3		21		1		33		1		257		22
17		9		24		20		7		4		24		30
14		8		23		19		7		4		22		28
2		—		9		—		—		—		5		—
1		—		3		—		—		—		1		—
2		1		2		2		1		—		2		3
—		—		—		—		—		—		—		1
7		3		11		9		3		3		12		13
188		79		142		91		92		21		419		156
$75,936		$37,716		$104,872		$85,556		$31,278		$18,716		$100,511		$128,147
$72,389		$29,703		$84,908		$41,629		$27,887		$8,176		$86,290		$60,284

$77,750		$30,644		$85,202		$41,776		$30,460		$7,570		$90,977		$58,903
(1,814)		7,072		19,670		43,780		818		11,146		9,534		69,244
$75,936		$37,716		$104,872		$85,556		$31,278		$18,716		$100,511		$128,147

$12.48		$16.01		$16.18		$26.99		$11.73		$19.46		$13.82		$28.56
($73,191,111	÷	($37,715,751	÷	($95,998,616	÷	($85,556,436	÷	($31,278,105	÷	($18,715,584	÷	($98,023,227	÷	($128,146,637	÷
5,864,447 shares)		2,355,880 shares)		5,932,511 shares)		3,169,655 shares)		2,665,662 shares)		961,725 shares)		7,092,906 shares)		4,487,016 shares)

$12.48		N/A		$15.70		N/A		N/A		N/A		$13.72		N/A
($111,415	÷			($1,821,121	÷							($413,142	÷
8,925 shares)				116,009 shares)								30,111 shares)

$12.95		N/A		$15.47		N/A		$13.99		N/A		$13.51		N/A
($2,633,543÷ 203,426 shares)				($7,052,381÷ 455,887 shares)				($337÷ 24 shares)(1)				($2,074,391÷ 153,590 shares)

SEI Asset Allocation Trust	21

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended March 31, 2026

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund
Investment Income:
Income distributions from affiliated funds	$271	$74	$924	$613
Expenses
Administration fees	13	2	44	22
Investment advisory fees	9	2	29	15
Shareholder servicing fees — Class F	22	4	73	36
Shareholder servicing fees — Class D	—	—	—	—
Shareholder servicing fees — Class I	—	—	—	—
Trustees' fees	—	—	1	—
Distribution fees — Class D	—	—	1	—
Administrative servicing fees — Class I	—	—	—	—
Registration fees	6	1	18	10
Professional fees	3	1	10	4
Printing fees	3	1	10	5
Custodian/wire agent fees	1	—	3	1
Chief compliance officer fees	—	—	—	—
Proxy fees	—	—	—	—
Other expenses	1	—	2	1
Total expenses	58	11	191	94
Less:
Administration fees waived	(13)	(2)	(44)	(22)
Investment advisory fees waived	(9)	(2)	(29)	(15)
Reimbursement from advisor	(5)	(1)	(14)	(8)
Waiver of shareholder servicing fees — Class F	(12)	—	(26)	—
Waiver of shareholder servicing fees — Class I	—	—	—	—
Net Expenses	19	6	78	49
Net Investment Income	252	68	846	564
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	14	(3)	(3)	30
Capital gain distributions received from affiliated funds	65	3	366	832
Net change in unrealized appreciation (depreciation) from affiliated funds	103	(4)	669	(672)
Net Realized and Unrealized gain (loss) from Affiliated Funds	182	(4)	1,032	190
Net Increase in Net Assets Resulting from Operations	$434	$64	$1,878	$754

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund
$2,421	$1,261	$2,567	$1,885	$1,135	$430	$3,180	$2,811
117	60	157	131	53	30	157	196
78	40	102	87	35	20	104	131
188	100	239	218	88	50	255	326
—	—	5	—	—	—	1	—
6	—	18	—	—	—	5	—
3	1	4	3	1	1	4	5
1	—	14	—	—	—	3	—
6	—	18	—	—	—	5	—
51	30	63	53	24	13	68	81
25	12	36	30	11	6	34	44
28	14	37	31	13	7	37	47
7	4	10	8	3	2	10	12
1	—	1	1	1	—	1	1
1	—	1	1	—	—	1	1
6	3	8	7	3	2	9	10
518	264	713	570	232	131	694	854

(117)	(60)	(157)	(131)	(53)	(30)	(157)	(196)
(78)	(40)	(102)	(87)	(35)	(20)	(104)	(131)
(40)	(24)	(52)	(42)	(19)	(10)	(54)	(64)
(30)	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—
252	140	402	310	125	71	379	463
2,169	1,121	2,165	1,575	1,010	359	2,801	2,348

(355)	1,111	1,082	640	162	1,515	818	2,676
1,447	2,992	3,928	2,743	758	613	2,797	4,038

3,721	(2,168)	11,342	8,769	2,718	702	9,170	11,462
4,813	1,935	16,352	12,152	3,638	2,830	12,785	18,176
$6,982	$3,056	$18,517	$13,727	$4,648	$3,189	$15,586	$20,524

SEI Asset Allocation Trust	23

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended March 31,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	2026	2025	2026	2025
Operations:
Net investment income	$252	$355	$68	$96
Net realized gain (loss) from sales of affiliated funds	14	19	(3)	(13)
Capital gain distributions received from affiliated funds	65	82	3	—
Net change in unrealized appreciation (depreciation) from affiliated funds	103	58	(4)	27
Net Increase in Net Assets Resulting from Operations	434	514	64	110
Distributions:
Class F	(268)	(376)	(72)	(117)
Class D	N/A	N/A	N/A	N/A
Class I	(6)	(7)	N/A	N/A
Total Distributions	(274)	(383)	(72)	(117)
Capital Share Transactions:(1)
Class F
Proceeds from shares issued	1,354	1,035	118	179
Reinvestment of dividends & distributions	261	361	62	106
Cost of shares redeemed	(1,313)	(2,970)	(297)	(1,176)
Increase (Decrease) in Net Assets Derived from Class F Transactions	302	(1,574)	(117)	(891)
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from shares issued	22	15	N/A	N/A
Reinvestment of dividends & distributions	6	7	N/A	N/A
Cost of shares redeemed	(5)	(2)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	23	20	N/A	N/A
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	325	(1,554)	(117)	(891)
Net Increase (Decrease) in Net Assets	485	(1,423)	(125)	(898)
Net Assets:
Beginning of Year	8,942	10,365	1,653	2,551
End of Year	$9,427	$8,942	$1,528	$1,653

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
2026	2025	2026	2025	2026	2025	2026	2025
$846	$1,121	$564	$577	$2,169	$2,420	$1,121	$1,337
(3)	11	30	61	(355)	(272)	1,111	978
366	411	832	742	1,447	1,308	2,992	3,628
669	358	(672)	47	3,721	1,892	(2,168)	(1,846)
1,878	1,901	754	1,427	6,982	5,348	3,056	4,097

(943)	(1,224)	(1,191)	(1,303)	(2,388)	(2,716)	(5,458)	(5,580)
(4)	(5)	N/A	N/A	(3)	(2)	N/A	N/A
(2)	(4)	N/A	N/A	(70)	(63)	N/A	N/A
(949)	(1,233)	(1,191)	(1,303)	(2,461)	(2,781)	(5,458)	(5,580)

657	1,941	293	699	4,998	7,066	755	884
923	1,197	1,057	1,179	2,317	2,620	4,858	5,091
(5,336)	(5,594)	(3,050)	(4,144)	(14,970)	(19,806)	(6,747)	(15,539)
(3,756)	(2,456)	(1,700)	(2,266)	(7,655)	(10,120)	(1,134)	(9,564)

5	1	N/A	N/A	25	19	N/A	N/A
—	—	N/A	N/A	3	2	N/A	N/A
(23)	(41)	N/A	N/A	—	(148)	N/A	N/A
(18)	(40)	N/A	N/A	28	(127)	N/A	N/A

1	4	N/A	N/A	380	277	N/A	N/A
2	4	N/A	N/A	70	63	N/A	N/A
(32)	(22)	N/A	N/A	(176)	(44)	N/A	N/A
(29)	(14)	N/A	N/A	274	296	N/A	N/A
(3,803)	(2,510)	(1,700)	(2,266)	(7,353)	(9,951)	(1,134)	(9,564)
(2,874)	(1,842)	(2,137)	(2,142)	(2,832)	(7,384)	(3,536)	(11,047)

30,753	32,595	15,682	17,824	78,768	86,152	41,252	52,299
$27,879	$30,753	$13,545	$15,682	$75,936	$78,768	$37,716	$41,252

SEI Asset Allocation Trust	25

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended March 31,

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	2026	2025	2026	2025
Operations:
Net investment income	$2,165	$1,228	$1,575	$1,349
Net realized gain from sales of affiliated funds	1,082	12,163	640	409
Capital gain distributions received from affiliated funds	3,928	2,610	2,743	6,449
Net change in unrealized appreciation (depreciation) from affiliated funds	11,342	(9,098)	8,769	(4,837)
Net Increase in Net Assets Resulting from Operations	18,517	6,903	13,727	3,370
Distributions:
Class F	(7,989)	(1,449)	(8,799)	(3,976)
Class D	(144)	(18)	N/A	N/A
Class I	(616)	(91)	N/A	N/A
Return of Capital:
Class F	—	—	N/A	N/A
Class D	—	—	N/A	N/A
Class I	—	—	N/A	N/A
Total Distributions	(8,749)	(1,558)	(8,799)	(3,976)
Capital Share Transactions:(1)
Class F
Proceeds from shares issued	3,320	3,948	2,121	1,650
Reinvestment of dividends & distributions	7,774	1,406	6,816	3,356
Cost of shares redeemed	(11,768)	(19,907)	(9,071)	(4,459)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(674)	(14,553)	(134)	547
Class D
Proceeds from shares issued	79	201	N/A	N/A
Reinvestment of dividends & distributions	128	16	N/A	N/A
Cost of shares redeemed	(276)	(402)	N/A	N/A
Decrease in Net Assets Derived from Class D Transactions	(69)	(185)	N/A	N/A
Class I
Proceeds from shares issued	803	429	N/A	N/A
Reinvestment of dividends & distributions	616	91	N/A	N/A
Cost of shares redeemed	(1,250)	(775)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	169	(255)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(574)	(14,993)	(134)	547
Net Increase (Decrease) in Net Assets	9,194	(9,648)	4,794	(59)
Net Assets:
Beginning of Year	95,678	105,326	80,762	80,821
End of Year	$104,872	$95,678	$85,556	$80,762

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
2026	2025	2026	2025	2026	2025	2026	2025
$1,010	$966	$359	$340	$2,801	$2,265	$2,348	$2,094
162	2,042	1,515	511	818	6,998	2,676	2,041
758	628	613	1,657	2,797	1,958	4,038	10,015
2,718	(1,220)	702	(1,614)	9,170	(3,745)	11,462	(8,783)
4,648	2,416	3,189	894	15,586	7,476	20,524	5,367

(1,091)	(1,112)	(3,068)	(2,274)	(4,930)	(4,542)	(14,201)	(8,549)
N/A	N/A	N/A	N/A	(17)	(12)	N/A	N/A
—	—	N/A	N/A	(96)	(91)	N/A	N/A

—	(9)	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A	N/A	N/A
(1,091)	(1,121)	(3,068)	(2,274)	(5,043)	(4,645)	(14,201)	(8,549)

253	2,553	318	603	1,638	9,565	1,024	1,075
1,039	1,080	2,496	1,879	4,790	4,416	11,629	7,263
(9,915)	(9,555)	(3,735)	(2,889)	(18,518)	(30,262)	(13,468)	(10,429)
(8,623)	(5,922)	(921)	(407)	(12,090)	(16,281)	(815)	(2,091)

N/A	N/A	N/A	N/A	4	85	N/A	N/A
N/A	N/A	N/A	N/A	13	10	N/A	N/A
N/A	N/A	N/A	N/A	(18)	(183)	N/A	N/A
N/A	N/A	N/A	N/A	(1)	(88)	N/A	N/A
—	—	N/A	N/A	206	219	N/A	N/A
—	—	N/A	N/A	96	92	N/A	N/A
—	—	N/A	N/A	(323)	(481)	N/A	N/A
—	—	N/A	N/A	(21)	(170)	N/A	N/A
(8,623)	(5,922)	(921)	(407)	(12,112)	(16,539)	(815)	(2,091)
(5,066)	(4,627)	(800)	(1,787)	(1,569)	(13,708)	5,508	(5,273)

36,344	40,971	19,516	21,303	102,080	115,788	122,639	127,912
$31,278	$36,344	$18,716	$19,516	$100,511	$102,080	$128,147	$122,639

SEI Asset Allocation Trust	27

FINANCIAL HIGHLIGHTS

For the years ended March 31,

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Defensive Strategy Fund
Class F
2026	$9.67	$0.28	$0.20	$0.48	$(0.31)	$—	$(0.31)	$9.84	5.06%	$9,215	0.21%		0.66%	2.85%	14%
2025	9.54	0.36	0.17	0.53	(0.40)	—	(0.40)	9.67	5.66	8,756	0.25	(1)	0.70	3.79	15
2024	9.40	0.34	0.13	0.47	(0.33)	—	(0.33)	9.54	5.13	10,202	0.21		0.64	3.60	57
2023	9.81	0.27	(0.33)	(0.06)	(0.25)	(0.10)	(0.35)	9.40	(0.60)	11,851	0.21		0.61	2.88	18
2022	10.11	0.13	(0.09)	0.04	(0.18)	(0.16)	(0.34)	9.81	0.41	14,438	0.21		0.62	1.23	27
Class I
2026	$9.47	$0.26	$0.19	$0.45	$(0.29)	$—	$(0.29)	$9.63	4.80%	$212	0.46%		0.91%	2.68%	14%
2025	9.36	0.35	0.13	0.48	(0.37)	—	(0.37)	9.47	5.29	186	0.50	(2)	0.94	3.68	15
2024	9.22	0.32	0.13	0.45	(0.31)	—	(0.31)	9.36	4.99	163	0.46		0.89	3.53	57
2023	9.62	0.26	(0.35)	(0.09)	(0.21)	(0.10)	(0.31)	9.22	(0.88)	81	0.46		0.87	2.74	18
2022	9.93	0.18	(0.17)	0.01	(0.16)	(0.16)	(0.32)	9.62	0.09	77	0.46		0.86	1.83	27
Defensive Strategy Allocation Fund
Class F
2026	$11.23	$0.47	$(0.03)	$0.44	$(0.50)	$—	$(0.50)	$11.17	4.00%	$1,528	0.35%		0.67%	4.24%	15%
2025	11.25	0.48	0.05	0.53	(0.55)	—	(0.55)	11.23	4.88	1,653	0.52	(3)	0.82	4.29	17
2024	11.29	0.63	0.02	0.65	(0.69)	—	(0.69)	11.25	5.98	2,551	0.35		0.65	5.65	15
2023	11.63	0.34	(0.29)	0.05	(0.39)	—	(0.39)	11.29	0.52	3,358	0.35		0.62	2.96	34
2022	11.71	0.09	(0.07)	0.02	(0.10)	—	(0.10)	11.63	0.18	4,343	0.35		0.60	0.74	13
Conservative Strategy Fund
Class F
2026	$10.48	$0.31	$0.37	$0.68	$(0.35)	$—	$(0.35)	$10.81	6.54%	$27,679	0.26%		0.65%	2.87%	7%
2025	10.26	0.37	0.26	0.63	(0.41)	—	(0.41)	10.48	6.29	30,512	0.28	(4)	0.68	3.57	13
2024	10.01	0.34	0.28	0.62	(0.37)	—	(0.37)	10.26	6.32	32,304	0.26		0.65	3.37	17
2023	10.75	0.35	(0.59)	(0.24)	(0.35)	(0.15)	(0.50)	10.01	(2.12)	46,264	0.26		0.62	3.42	18
2022	10.99	0.20	(0.02)	0.18	(0.29)	(0.13)	(0.42)	10.75	1.56	58,538	0.26		0.60	1.81	8
Class D
2026	$10.46	$0.22	$0.39	$0.61	$(0.27)	$—	$(0.27)	$10.80	5.84%	$143	1.01%		1.40%	2.10%	7%
2025	10.25	0.29	0.25	0.54	(0.33)	—	(0.33)	10.46	5.39	157	1.03	(5)	1.42	2.82	13
2024	9.99	0.28	0.27	0.55	(0.29)	—	(0.29)	10.25	5.63	194	1.01		1.40	2.83	17
2023	10.72	0.25	(0.56)	(0.31)	(0.27)	(0.15)	(0.42)	9.99	(2.82)	188	1.01		1.37	2.49	18
2022	10.97	—	0.08	0.08	(0.20)	(0.13)	(0.33)	10.72	0.64	268	1.01		1.35	0.02	8
Class I
2026	$10.73	$0.28	$0.40	$0.68	$(0.32)	$—	$(0.32)	$11.09	6.37%	$57	0.51%		0.90%	2.55%	7%
2025	10.50	0.37	0.24	0.61	(0.38)	—	(0.38)	10.73	5.98	84	0.53	(6)	0.92	3.49	13
2024	10.23	0.34	0.27	0.61	(0.34)	—	(0.34)	10.50	6.11	97	0.51		0.90	3.33	17
2023	10.97	0.34	(0.61)	(0.27)	(0.32)	(0.15)	(0.47)	10.23	(2.38)	120	0.51		0.87	3.30	18
2022	11.20	0.18	(0.02)	0.16	(0.26)	(0.13)	(0.39)	10.97	1.35	125	0.51		0.85	1.61	8

.

*	Per share calculations were performed using average shares.

**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.46%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.26%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.01%.

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.51%.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the years ended March 31,

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Conservative Strategy Allocation Fund
Class F
2026	$12.16	$0.47	$0.15	$0.62	$(0.53)	$(0.48)	$(1.01)	$11.77	5.25%	$13,545	0.35%		0.66%	3.86%	15%
2025	12.08	0.42	0.61	1.03	(0.63)	(0.32)	(0.95)	12.16	8.88	15,682	0.38	(1)	0.68	3.43	14
2024	11.90	0.59	0.63	1.22	(0.69)	(0.35)	(1.04)	12.08	10.88	17,824	0.35		0.65	5.01	16
2023	13.37	0.43	(1.21)	(0.78)	(0.69)	—	(0.69)	11.90	(5.78)	19,239	0.35		0.62	3.51	21
2022	12.78	0.32	0.80	1.12	(0.53)	—	(0.53)	13.37	8.90	27,191	0.35		0.60	2.38	12
Moderate Strategy Fund
Class F
2026	$11.78	$0.34	$0.75	$1.09	$(0.39)	$—	$(0.39)	$12.48	9.37%	$73,191	0.31%		0.65%	2.80%	12%
2025	11.44	0.34	0.40	0.74	(0.40)	—	(0.40)	11.78	6.59	76,467	0.32	(2)	0.66	2.93	19
2024	11.02	0.33	0.43	0.76	(0.34)	—	(0.34)	11.44	7.08	84,082	0.31		0.64	2.98	27
2023	12.65	0.48	(1.09)	(0.61)	(0.50)	(0.52)	(1.02)	11.02	(4.62)	93,455	0.31		0.62	4.13	16
2022	12.87	0.33	0.11	0.44	(0.53)	(0.13)	(0.66)	12.65	3.30	120,332	0.31		0.60	2.53	11
Class D
2026	$11.79	$0.27	$0.72	$0.99	$(0.30)	$—	$(0.30)	$12.48	8.49%	$111	1.06%		1.40%	2.16%	12%
2025	11.43	0.21	0.44	0.65	(0.29)	—	(0.29)	11.79	5.79	79	1.07	(3)	1.41	1.79	19
2024	11.00	0.26	0.43	0.69	(0.26)	—	(0.26)	11.43	6.39	203	1.06		1.40	2.32	27
2023	12.63	0.40	(1.10)	(0.70)	(0.41)	(0.52)	(0.93)	11.00	(5.39)	221	1.06		1.37	3.46	16
2022	12.83	0.03	0.32	0.35	(0.42)	(0.13)	(0.55)	12.63	2.61	266	1.06		1.35	0.24	11
Class I
2026	$12.21	$0.33	$0.77	$1.10	$(0.36)	$—	$(0.36)	$12.95	9.10%	$2,634	0.56%		0.90%	2.59%	12%
2025	11.84	0.34	0.40	0.74	(0.37)	—	(0.37)	12.21	6.36	2,222	0.57	(4)	0.91	2.82	19
2024	11.39	0.32	0.45	0.77	(0.32)	—	(0.32)	11.84	6.85	1,867	0.56		0.90	2.81	27
2023	13.04	0.50	(1.16)	(0.66)	(0.47)	(0.52)	(0.99)	11.39	(4.90)	2,050	0.56		0.86	4.22	16
2022	13.24	0.35	0.07	0.42	(0.49)	(0.13)	(0.62)	13.04	3.10	1,894	0.56		0.85	2.58	11
Moderate Strategy Allocation Fund
Class F
2026	$17.11	$0.48	$0.85	$1.33	$(0.64)	$(1.79)	$(2.43)	$16.01	7.91%	$37,716	0.35%		0.66%	2.80%	15%
2025	17.69	0.47	0.98	1.45	(0.76)	(1.27)	(2.03)	17.11	8.59	41,252	0.36	(1)	0.66	2.68	13
2024	17.30	0.61	1.44	2.05	(0.69)	(0.97)	(1.66)	17.69	12.60	52,299	0.35		0.64	3.54	13
2023	19.78	0.47	(1.24)	(0.77)	(0.65)	(1.06)	(1.71)	17.30	(3.70)	54,442	0.35		0.62	2.60	16
2022	19.71	0.38	1.36	1.74	(0.77)	(0.90)	(1.67)	19.78	8.94	67,097	0.35		0.59	1.90	15

*	Per share calculations were performed using average shares.

**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.31%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.56%.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	29

FINANCIAL HIGHLIGHTS

For the years ended March 31,

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Aggressive Strategy Fund
Class F
2026	$14.70	$0.34	$2.53	$2.87	$(0.37)		$(1.02)	$(1.39)	$16.18	19.72%	$95,999	0.35%		0.65%	2.10%	15%
2025	13.92	0.18	0.83	1.01	(0.23)		—	(0.23)	14.70	7.32	87,724	0.36	(1)	0.66	1.27	45
2024	12.52	0.23	1.67	1.90	(0.28	)(2)	(0.22)	(0.50)	13.92	15.56	97,357	0.35		0.65	1.77	18
2023	16.05	0.43	(1.72)	(1.29)	(0.46)		(1.78)	(2.24)	12.52	(7.29)	109,345	0.35		0.62	3.12	20
2022	17.09	0.47	(0.02)	0.45	(0.95)		(0.54)	(1.49)	16.05	2.19	139,099	0.35		0.59	2.69	18
Class D
2026	$14.29	$0.21	$2.47	$2.68	$(0.25)		$(1.02)	$(1.27)	$15.70	18.87%	$1,821	1.10%		1.40%	1.35%	15%
2025	13.55	0.08	0.80	0.88	(0.14)		—	(0.14)	14.29	6.50	1,716	1.11	(3)	1.41	0.57	45
2024	12.21	0.14	1.61	1.75	(0.19	)(4)	(0.22)	(0.41)	13.55	14.61	1,806	1.10		1.40	1.09	18
2023	15.73	0.33	(1.68)	(1.35)	(0.39)		(1.78)	(2.17)	12.21	(7.88)	1,287	1.10		1.37	2.43	20
2022	16.83	(0.31)	0.62	0.31	(0.87)		(0.54)	(1.41)	15.73	1.35	1,470	1.10		1.34	(1.75)	18
Class I
2026	$14.10	$0.29	$2.43	$2.72	$(0.33)		$(1.02)	$(1.35)	$15.47	19.48%	$7,052	0.60%		0.90%	1.86%	15%
2025	13.36	0.15	0.79	0.94	(0.20)		—	(0.20)	14.10	7.06	6,238	0.61	(5)	0.91	1.06	45
2024	12.04	0.21	1.58	1.79	(0.25	)(6)	(0.22)	(0.47)	13.36	15.22	6,163	0.60		0.90	1.71	18
2023	15.52	0.40	(1.67)	(1.27)	(0.43)		(1.78)	(2.21)	12.04	(7.47)	6,652	0.60		0.87	3.02	20
2022	16.58	0.46	(0.07)	0.39	(0.91)		(0.54)	(1.45)	15.52	1.89	6,977	0.60		0.84	2.71	18
Tax-Managed Aggressive Strategy Fund
Class F
2026	$25.44	$0.50	$3.89	$4.39	$(0.62)		$(2.22)	$(2.84)	$26.99	17.23%	$85,556	0.35%		0.65%	1.80%	7%
2025	25.64	0.43	0.64	1.07	(0.47)		(0.80)	(1.27)	25.44	4.21	80,762	0.36	(1)	0.66	1.65	6
2024	22.66	0.44	3.85	4.29	(0.48)		(0.83)	(1.31)	25.64	19.53	80,821	0.35		0.65	1.86	6
2023	26.61	0.36	(1.81)	(1.45)	(0.46)		(2.04)	(2.50)	22.66	(5.03)	71,034	0.35		0.62	1.51	10
2022	26.03	0.34	1.26	1.60	(0.52)		(0.50)	(1.02)	26.61	6.00	87,208	0.35		0.59	1.24	8
Core Market Strategy Fund
Class F
2026	$10.67	$0.33	$1.09	$1.42	$(0.36)		$—	$(0.36)	$11.73	13.41%	$31,278	0.35%		0.66%	2.86%	14%
2025	10.33	0.26	0.38	0.64	(0.30	)^	—	(0.30)	10.67	6.28	36,344	0.36	(1)	0.66	2.43	27
2024	9.71	0.27	0.64	0.91	(0.29)		—	(0.29)	10.33	9.61	40,971	0.35		0.65	2.74	19
2023	11.57	0.42	(1.25)	(0.83)	(0.47)		(0.56)	(1.03)	9.71	(6.91)	44,314	0.35		0.62	4.05	16
2022	12.52	0.39	(0.11)	0.28	(0.64)		(0.59)	(1.23)	11.57	1.81	65,450	0.35		0.60	3.09	15
Class I
2026	$12.61	$0.43	$1.30	$1.73	$(0.35)		$—	$(0.35)	$13.99	13.82%	$—	—	%††	— %††	3.18%	14%
2025	12.13	0.34	0.43	0.77	(0.29	)^	—	(0.29)	12.61	6.44	—	0.01	††	0.01 ††	2.72	27
2024	11.29	0.36	0.77	1.13	(0.29)		—	(0.29)	12.13	10.15	—	—	††	— ††	3.15	19
2023	13.16	0.61	(1.47)	(0.86)	(0.45)		(0.56)	(1.01)	11.29	(6.31)	—	(0.01	)‡	— ‡	5.16	16
2022	14.03	0.71	(0.38)	0.33	(0.61)		(0.59)	(1.20)	13.16	2.01	—	0.56		0.65	4.89	15

*	Per share calculations were performed using average shares.

**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.90% excluding waivers).

‡	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.85% excluding waivers).
^	Includes return of capital less than $0.005.

(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

(2)	Includes a return of capital of $0.04 per share.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.

(4)	Includes a return of capital of $0.02 per share.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

(6)	Includes a return of capital of $0.03 per share.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the years ended March 31,

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund
Class F
2026	$19.47	$0.38	$2.98	$3.36	$(0.45)	$(2.92)	$(3.37)	$19.46	17.22%	$18,716	0.35%		0.66%	1.81%	6%
2025	20.91	0.34	0.54	0.88	(0.37)	(1.95)	(2.32)	19.47	4.23	19,516	0.37	(1)	0.67	1.62	13
2024	18.69	0.36	3.16	3.52	(0.40)	(0.90)	(1.30)	20.91	19.49	21,303	0.35		0.64	1.87	6
2023	21.81	0.29	(1.47)	(1.18)	(0.38)	(1.56)	(1.94)	18.69	(5.04)	21,251	0.35		0.61	1.52	7
2022	22.35	0.29	1.12	1.41	(0.44)	(1.51)	(1.95)	21.81	5.98	25,419	0.35		0.60	1.24	9
Market Growth Strategy Fund
Class F
2026	$12.49	$0.36	$1.63	$1.99	$(0.39)	$(0.27)	$(0.66)	$13.82	16.15%	$98,023	0.35%		0.66%	2.69%	16%
2025	12.23	0.26	0.54	0.80	(0.30)	(0.24)	(0.54)	12.49	6.68	99,806	0.36	(1)	0.66	2.04	35
2024	11.29	0.28	1.04	1.32	(0.32)	(0.06)	(0.38)	12.23	11.93	113,299	0.35		0.65	2.47	20
2023	13.62	0.50	(1.48)	(0.98)	(0.52)	(0.83)	(1.35)	11.29	(6.78)	124,296	0.35		0.62	4.15	18
2022	14.60	0.46	—	0.46	(0.80)	(0.64)	(1.44)	13.62	2.71	159,472	0.35		0.59	3.06	13
Class D
2026	$12.40	$0.26	$1.62	$1.88	$(0.29)	$(0.27)	$(0.56)	$13.72	15.31%	$413	1.10%		1.41%	1.95%	16%
2025	12.12	0.15	0.55	0.70	(0.18)	(0.24)	(0.42)	12.40	5.89	375	1.11	(2)	1.41	1.23	35
2024	11.19	0.18	1.04	1.22	(0.23)	(0.06)	(0.29)	12.12	11.05	454	1.10		1.39	1.55	20
2023	13.52	0.41	(1.47)	(1.06)	(0.44)	(0.83)	(1.27)	11.19	(7.49)	1,726	1.10		1.37	3.42	18
2022	14.51	0.12	0.23	0.35	(0.70)	(0.64)	(1.34)	13.52	1.99	2,003	1.10		1.35	0.83	13
Class I
2026	$12.22	$0.32	$1.60	$1.92	$(0.36)	$(0.27)	$(0.63)	$13.51	15.88%	$2,075	0.60%		0.91%	2.43%	16%
2025	11.97	0.23	0.53	0.76	(0.27)	(0.24)	(0.51)	12.22	6.48	1,899	0.61	(3)	0.91	1.91	35
2024	11.06	0.24	1.02	1.26	(0.29)	(0.06)	(0.35)	11.97	11.60	2,034	0.60		0.90	2.18	20
2023	13.37	0.46	(1.45)	(0.99)	(0.49)	(0.83)	(1.32)	11.06	(7.00)	3,799	0.60		0.87	3.93	18
2022	14.36	0.48	(0.07)	0.41	(0.76)	(0.64)	(1.40)	13.37	2.42	4,691	0.60		0.85	3.25	13
Market Growth Strategy Allocation Fund
Class F
2026	$27.18	$0.53	$4.15	$4.68	$(0.65)	$(2.65)	$(3.30)	$28.56	17.22%	$128,147	0.35%		0.65%	1.80%	6%
2025	27.93	0.46	0.71	1.17	(0.51)	(1.41)	(1.92)	27.18	4.22	122,639	0.36	(1)	0.65	1.64	9
2024	24.71	0.48	4.19	4.67	(0.52)	(0.93)	(1.45)	27.93	19.50	127,912	0.35		0.64	1.87	6
2023	28.63	0.39	(1.94)	(1.55)	(0.50)	(1.87)	(2.37)	24.71	(5.06)	116,739	0.35		0.62	1.52	7
2022	28.65	0.38	1.42	1.80	(0.58)	(1.24)	(1.82)	28.63	6.06	134,399	0.35		0.59	1.25	9

*	Per share calculations were performed using average shares.

**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	31

NOTES TO FINANCIAL STATEMENTS

March 31, 2026

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Exchange Traded Funds. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class F, Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class F Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of March 31, 2026, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Board has designated SIMC as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

32	SEI Asset Allocation Trust

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs.

During the year ended March 31, 2026, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions from affiliated funds in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class F, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

SEI Asset Allocation Trust	33

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive or reimburse the Funds for all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class F	0.10%	0.25%	—	—	0.21%
Class I	0.10%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class F	0.10%	0.25%	—	—	0.26%
Class D	0.10%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.25%	0.25%	—	0.51%
Conservative Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class F	0.10%	0.25%	—	—	0.31%
Class D	0.10%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Tax-Managed Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class I	0.10%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Market Growth Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

34	SEI Asset Allocation Trust

The Trust will pay the Administrator the following fees at the annual rate set forth below based upon the aggregate average daily net assets of the Trust:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Defensive Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Tax-Managed Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended March 31, 2026, the Trust has not participated in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

SEI Asset Allocation Trust	35

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026

4. CAPITAL SHARE TRANSACTIONS

For the year ended March 31, 2026, Capital Share transactions for the Funds were as follows (Thousands):

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
	2026	2025	2026	2025	2026	2025	2026	2025
Shares Issued and Redeemed:
Class F:
Shares Issued	139	107	11	15	61	188	24	58
Shares Issued in Lieu of Cash Distributions	27	38	6	10	87	117	88	98
Shares Redeemed	(135)	(308)	(27)	(105)	(500)	(540)	(252)	(341)
Total Class F Transactions	31	(163)	(10)	(80)	(352)	(235)	(140)	(185)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(2)	(4)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(2)	(4)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	2	2	N/A	N/A	—	—	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	1	N/A	N/A	—	—	N/A	N/A
Shares Redeemed	(1)	—	N/A	N/A	(3)	(1)	N/A	N/A
Total Class I Transactions	2	3	N/A	N/A	(3)	(1)	N/A	N/A
Increase (Decrease) in Capital Shares	33	(160)	(10)	(80)	(357)	(240)	(140)	(185)

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	2026	2025	2026	2025	2026	2025	2026	2025
Shares Issued and Redeemed:
Class F:
Shares Issued	406	610	44	50	206	269	77	63
Shares Issued in Lieu of Cash Distributions	189	229	297	298	480	97	248	131
Shares Redeemed	(1,221)	(1,697)	(396)	(894)	(722)	(1,393)	(329)	(172)
Total Class F Transactions	(626)	(858)	(55)	(546)	(36)	(1,027)	(4)	22
Shares Issued and Redeemed:
Class D:
Shares Issued	2	2	N/A	N/A	5	14	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	8	1	N/A	N/A
Shares Redeemed	—	(13)	N/A	N/A	(17)	(28)	N/A	N/A
Total Class D Transactions	2	(11)	N/A	N/A	(4)	(13)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	30	23	N/A	N/A	52	30	N/A	N/A
Shares Issued in Lieu of Cash Distributions	5	6	N/A	N/A	40	7	N/A	N/A
Shares Redeemed	(14)	(5)	N/A	N/A	(78)	(56)	N/A	N/A
Total Class I Transactions	21	24	N/A	N/A	14	(19)	N/A	N/A
Increase (Decrease) in Capital Shares	(603)	(845)	(55)	(546)	(26)	(1,059)	(4)	22

36	SEI Asset Allocation Trust

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	2026	2025	2026	2025	2026	2025	2026	2025
Shares Issued and Redeemed:
Class F:
Shares Issued	23	242	15	29	121	768	34	39
Shares Issued in Lieu of Cash Distributions	91	103	125	95	352	357	399	264
Shares Redeemed	(856)	(901)	(180)	(141)	(1,374)	(2,398)	(459)	(370)
Total Class F Transactions	(742)	(556)	(40)	(17)	(901)	(1,273)	(26)	(67)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	—	7	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	1	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(1)	(15)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	—	(7)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	—	—	N/A	N/A	16	18	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	7	7	N/A	N/A
Shares Redeemed	—	—	N/A	N/A	(24)	(40)	N/A	N/A
Total Class I Transactions	—	—	N/A	N/A	(1)	(15)	N/A	N/A
Decrease in Capital Shares	(742)	(556)	(40)	(17)	(902)	(1,295)	(26)	(67)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the year ended March 31, 2026, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$1,600
Sales	1,259
Defensive Strategy Allocation Fund
Purchases	46
Sales	65
Conservative Strategy Fund
Purchases	2,350
Sales	5,893
Conservative Strategy Allocation Fund
Purchases	1,749
Sales	2,812
Moderate Strategy Fund
Purchases	13,932
Sales	20,134
Moderate Strategy Allocation Fund
Purchases	5,292
Sales	7,240
Aggressive Strategy Fund
Purchases	15,717
Sales	18,951
Total
Tax-Managed Aggressive Strategy
Fund
Purchases	5,851
Sales	10,468
Core Market Strategy Fund
Purchases	6,298
Sales	14,246
Core Market Strategy Allocation Fund
Purchases	1,708
Sales	4,726
Market Growth Strategy Fund
Purchases	19,059
Sales	30,621
Market Growth Strategy Allocation
Fund
Purchases	10,579
Sales	19,213

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

SEI Asset Allocation Trust	37

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to reclassification of short-term capital gains received from affiliated funds and the reclassification of distributions. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or Paid-in capital accounts.

These classifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended March 31, 2026, and March 31, 2025, were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Return of Capital		Totals
	2026	2025	2026	2025	2026	2025	2026	2025
Defensive Strategy Fund	$274	$383	$–	$–	$–	$–	$274	$383
Defensive Strategy Allocation Fund	72	117	–	–	–	–	72	117
Conservative Strategy Fund	949	1,233	–	–	–	–	949	1,233
Conservative Strategy Allocation Fund	656	884	535	419	–	–	1,191	1,303
Moderate Strategy Fund	2,461	2,781	–	–	–	–	2,461	2,781
Moderate Strategy Allocation Fund	1,621	2,323	3,837	3,257	–	–	5,458	5,580
Aggressive Strategy Fund	2,601	1,558	6,148	–	–	–	8,749	1,558
Tax-Managed Aggressive Strategy Fund	2,118	1,603	6,681	2,373	–	–	8,799	3,976
Core Market Strategy Fund	1,091	1,113	–	–	–	9	1,091	1,122
Core Market Strategy Allocation Fund	453	396	2,615	1,878	–	–	3,068	2,274
Market Growth Strategy Fund	3,520	2,665	1,523	1,980	–	–	5,043	4,645
Market Growth Strategy Allocation Fund	3,170	2,448	11,031	6,101	–	–	14,201	8,549

As of March 31, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Late Year Ordinary Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
Defensive Strategy Fund	$44	$—	$(216)	$—	$—	$3	$172	$3
Defensive Strategy Allocation Fund	4	—	(1,707)	—	—	2	(96)	(1,797)
Conservative Strategy Fund	12	—	(1,560)	—	—	2	(225)	(1,771)
Conservative Strategy Allocation Fund	108	688	—	—	—	1	(403)	394
Moderate Strategy Fund	520	—	(1,266)	—	—	2	(1,070)	(1,814)
Moderate Strategy Allocation Fund	143	2,824	—	—	—	(1)	4,106	7,072
Aggressive Strategy Fund	401	4,911	—	—	—	—	14,358	19,670
Tax-Managed Aggressive Strategy Fund	123	1,681	—	—	—	—	41,976	43,780
Core Market Strategy Fund	5	73	—	—	—	(1)	741	818
Core Market Strategy Allocation Fund	34	1,043	—	—	—	2	10,067	11,146
Market Growth Strategy Fund	84	3,244	—	—	—	(1)	6,207	9,534
Market Growth Strategy Allocation Fund	157	4,761	—	—	—	(1)	64,327	69,244

38	SEI Asset Allocation Trust

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Funds had capital loss carryforwards on March 31, 2026, as follows ($ Thousands):

	Short-Term	Long-Term	Total
Defensive Strategy Fund	$21	$195	$216
Defensive Strategy Allocation Fund	545	1,162	1,707
Conservative Strategy Fund	13	1,547	1,560
Moderate Strategy Fund	155	1,111	1,266

During the year ended March 31, 2026, the Defensive Strategy Fund utilized $46 (000) of long-term capital losses to offset capital gains. The Conservative Strategy Fund utilized $5 (000) of short-term capital losses and $262 (000) of long-term capital losses to offset capital gains. The Moderate Strategy Fund utilized $103 (000) of short-term capital losses and $1,120 (000) of long-term capital losses to offset capital gains. The Core Market Strategy Fund utilized $382 (000) of short-term capital losses and $563 (000) of long-term capital losses to offset capital gains.

For Federal income tax purposes, the cost of investments owned on March 31, 2026, and the net realized gains or losses on investments sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds on March 31, 2026, was as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Defensive Strategy Fund	$9,254	$313	$(141)	$172
Defensive Strategy Allocation Fund	1,624	—	(96)	(96)
Conservative Strategy Fund	28,104	1,292	(1,517)	(225)
Conservative Strategy Allocation Fund	13,948	1,395	(1,798)	(403)
Moderate Strategy Fund	77,010	4,425	(5,495)	(1,070)
Moderate Strategy Allocation Fund	33,611	8,395	(4,289)	4,106
Aggressive Strategy Fund	90,532	20,081	(5,723)	14,358
Tax-Managed Aggressive Strategy Fund	43,586	44,909	(2,933)	41,976
Core Market Strategy Fund	30,538	3,713	(2,972)	741
Core Market Strategy Allocation Fund	8,650	10,772	(705)	10,067
Market Growth Strategy Fund	94,317	14,733	(8,526)	6,207
Market Growth Strategy Allocation Fund	63,828	69,581	(5,254)	64,327

The Funds did not pay any federal or state and local income taxes. Certain Funds may have paid income taxes in foreign jurisdictions for the year ended March 31, 2026. Taxes paid to specific jurisdictions, if applicable, represent less than 5% of income taxes paid (net of refunds received).

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset Allocation Risk — The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Exchange-Traded Products (ETPs) Risk — The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

SEI Asset Allocation Trust	39

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund or an Underlying SEI Fund to sell such investments at inopportune times, which could result in losses to the Fund or an Underlying SEI Fund.

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Sales Risk — A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange listed stocks.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. Generally, the value of the Underlying SEI Funds’ fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by an Underlying SEI Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

40	SEI Asset Allocation Trust

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended (1940 Act), and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Currency Risk — As a result of the Fund's and certain Underlying SEI Funds' investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer,

an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread Fear that such events may occur, may impact markets adversely and cause market volatility in both the short-and long-term.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Underlying SEI Fund’s and, in turn, the Fund’s value may fluctuate and/or the Underlying SEI Fund and the Fund may experience increased redemptions from shareholders, which may impact the Underlying SEI Fund’s and the Fund’s liquidity or force the Underlying SEI Fund and the Fund to sell securities into a declining or illiquid market.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

SEI Asset Allocation Trust	41

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2026

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2026, SPTC held of record the following:

Defensive Strategy Fund - Class F	63%
Defensive Strategy Allocation Fund - Class F	82%
Conservative Strategy Fund - Class F	84%
Conservative Strategy Fund - Class D	100%
Conservative Strategy Allocation Fund - Class F	85%
Moderate Strategy Fund - Class F	85%
Moderate Strategy Fund - Class D	67%
Moderate Strategy Allocation Fund - Class F	83%
Aggressive Strategy Fund - Class F	58%
Aggressive Strategy Fund - Class D	88%
Tax-Managed Aggressive Strategy Fund - Class F	86%
Core Market Strategy Fund - Class F	96%
Core Market Strategy Allocation Fund - Class F	91%
Market Growth Strategy Fund - Class F	84%
Market Growth Strategy Fund - Class D	48%
Market Growth Strategy Allocation Fund - Class F	80%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Financial Officer serves as the CODM. The CODM reviews Fund level financial information, including total returns, expense ratios, changes in net assets, schedules of investments, and other performance and profitability reports, to assess the Fund’s operating results. Each Fund is structured as an investment company and represents a single operating segment. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

11. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

42	SEI Asset Allocation Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Asset Allocation Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Asset Allocation Trust, comprised of Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund, and Market Growth Strategy Allocation Fund (collectively, the Funds), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

May 29, 2026

SEI Asset Allocation Trust	43

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a March 31, 2026 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2026 year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2026, the funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year:

		(B)	(C)		Corporate
		Long-Term	Ordinary		Dividends
		Capital Gains	Income	Total	Received
	(A)	Distributions	Distributions	Distributions	Deduction
Fund	Return of Capital	(Tax Basis)	(Tax Basis)	(Tax Basis)	(1)
Defensive Strategy Fund	0.00%	0.00%	100.00%	100.00%	4.41%
Defensive Strategy Allocation
Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Conservative Strategy Fund	0.00%	0.00%	100.00%	100.00%	8.98%
Conservative Strategy
Allocation Fund	0.00%	44.94%	55.06%	100.00%	14.29%
Moderate Strategy Fund	0.00%	0.00%	100.00%	100.00%	11.04%
Moderate Strategy Allocation
Fund	0.00%	70.29%	29.71%	100.00%	27.94%
Aggressive Strategy Fund	0.00%	70.27%	29.73%	100.00%	18.48%
Tax-Managed Aggressive
Strategy Fund	0.00%	75.93%	24.07%	100.00%	24.56%
Core Market Strategy Fund	0.00%	0.00%	100.00%	100.00%	10.40%
Core Market Strategy
Allocation Fund	0.00%	85.23%	14.77%	100.00%	26.67%
Market Growth Strategy Fund	0.00%	30.20%	69.80%	100.00%	11.41%
Market Growth Strategy
Allocation Fund	0.00%	77.67%	22.33%	100.00%	24.88%

	Qualifying	U.S.	Interest
	Dividend	Government	Related	Short-Term	Qualifying Business
	Income	Interest	Dividends	Capital Gains Distribution	Income
Fund	(2)	(3)	(4)	(5)	(6)
Defensive Strategy Fund	7.88%	25.72%	31.02%	0.00%	0.13%
Defensive Strategy Allocation
Fund	0.00%	37.92%	35.59%	0.00%	0.00%
Conservative Strategy Fund	16.20%	19.75%	19.50%	0.00%	0.14%
Conservative Strategy
Allocation Fund	15.29%	9.33%	7.90%	100.00%	0.00%
Moderate Strategy Fund	21.72%	19.74%	15.56%	0.00%	0.17%
Moderate Strategy Allocation
Fund	33.49%	7.49%	6.83%	100.00%	0.05%
Aggressive Strategy Fund	42.86%	8.34%	7.14%	100.00%	0.39%
Tax-Managed Aggressive
Strategy Fund	43.67%	0.60%	0.56%	100.00%	0.00%
Core Market Strategy Fund	24.37%	16.82%	16.75%	0.00%	0.33%
Core Market Strategy
Allocation Fund	46.65%	0.62%	1.19%	100.00%	0.00%
Market Growth Strategy Fund	26.79%	0.00%	12.26%	100.00%	0.34%
Market Growth Strategy
Allocation Fund	43.84%	0.59%	0.84%	100.00%	0.00%

Items (A), (B) and (C) are based on the percentage of the Funds total distribution.

(1)	The percentage in this column represents dividends which qualify for the Corporate “Dividends Received Deduction,” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a perecentage of ordinary income distributions (the total of short-term capital gain and net investment income distrubtions). It is the intention of the Fund to designate the maximum amount permitted by the Law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, and New York, the statutory threshold requirements were not met.

44	SEI Asset Allocation Trust

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents that amount of ordinary dividend income that qualifed for 20% Business Income Deduction.

SEI Asset Allocation Trust	45

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Asset Allocation Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”), which are primarily invested in affiliated underlying funds. The management and affairs of the Trust are supervised by the Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”).

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s investment advisory agreement be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of the investment advisory agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of the initial approval and such renewals, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve the existing Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations and the services provided pursuant to the Advisory Agreement. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”); (vii) the level of SIMC’s profitability from its Fund-related operations; (viii) SIMC’s compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s policies on and compliance procedures for personal securities transactions; (xi) SIMC’s expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

46	SEI Asset Allocation Trust

At the December 8-10, 2025 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of the Advisory Agreement to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2026 was held on March 31-April 2, 2026, the Advisory Agreement would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 8-10, 2025 meeting to extend the Advisory Agreement until the March 31-April 2, 2026 meeting. In evaluating whether to approve the extension of the Advisory Agreement, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the March 31-April 2, 2026 meeting, the Board evaluated the Advisory Agreement in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement at the March 31-April 2, 2026 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 8-10, 2025 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement.

Nature, Extent and Quality of Services.

The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds were sufficient to support the renewal of the Advisory Agreement. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance.

In determining whether to renew the Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of the Advisory Agreement.

Fees.

With respect to the Funds’ expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Advisory Agreement.

SEI Asset Allocation Trust	47

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED) (Concluded)

Profitability.

With regard to profitability, the Trustees considered compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported the renewal of the Advisory Agreement.

Economies of Scale.

With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

48	SEI Asset Allocation Trust

SEI ASSET ALLOCATION TRUST ANNUAL FINANCIALS AND OTHER INFORMATION MARCH 31, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-118 (3/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the "Committee") currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee's Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not Applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & Chief Executive Officer
(Principal Executive Officer)

Date: June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & Chief Executive Officer
(Principal Executive Officer)

Date: June 5, 2026

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel, Controller & Chief Financial Officer
(Principal Financial Officer)

Date: June 5, 2026